UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21323

Investment Company Act File Number

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

June 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Limited Duration Income Fund

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 54.3%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.0%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing May 20, 2020		525	$524,672
AVIO S.p.A.
Term Loan, 3.07%, Maturing June 14, 2017		650	646,750
Term Loan, 3.88%, Maturing December 14, 2017	EUR	575	747,139
Term Loan, 3.95%, Maturing December 14, 2017		700	696,500
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019		893	889,715
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018		734	735,049
Term Loan, 6.25%, Maturing November 2, 2018		333	333,222
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 27, 2017		447	454,857
Hawker Beechcraft Acquisition Company LLC
Term Loan, 5.75%, Maturing February 14, 2020		975	976,828
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015(2)		914	548,163
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017		3,831	3,855,891
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		5,274	5,243,425
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		1,516	1,521,048
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		2,918	2,891,251

			$20,064,510

Air Transport — 0.0%(3)
Evergreen International Aviation, Inc.
Term Loan, 5.00%, Maturing June 30, 2015(2)		120	$95,608

			$95,608

Automotive — 2.4%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020		675	$672,469
Allison Transmission, Inc.
Term Loan, 3.20%, Maturing August 7, 2017		2,335	2,346,347
Term Loan, 4.25%, Maturing August 23, 2019		4,408	4,436,490
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		967	954,814
Chrysler Group LLC
Term Loan, Maturing May 24, 2017(4)		5,850	5,881,842
Federal-Mogul Corporation
Term Loan, 2.13%, Maturing December 29, 2014		3,968	3,797,043
Term Loan, 2.13%, Maturing December 28, 2015		3,525	3,373,688
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		6,775	6,802,527

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
HHI Holdings LLC
Term Loan, 5.00%, Maturing October 5, 2018		3,945	$3,989,200
Metaldyne Company LLC
Term Loan, 5.00%, Maturing December 18, 2018		1,517	1,521,168
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020		2,399	2,388,832
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016		3,860	3,885,660
Tower International Inc.
Term Loan, 5.75%, Maturing April 16, 2020		975	979,875
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019		918	927,243
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		3,566	3,553,581

			$45,510,779

Beverage and Tobacco — 0.2%
D.E Master Blenders 1753 N.V.
Term Loan, Maturing June 25, 2018(4)	EUR	2,950	$3,815,867

			$3,815,867

Brokers, Dealers and Investment Houses — 0.1%
American Stock Transfer & Trust Company, LLC
Term Loan, Maturing June 11, 2020(4)		800	$796,000
Term Loan - Second Lien, Maturing December 11, 2020(4)		1,000	995,000

			$1,791,000

Building and Development — 0.3%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		1,575	$1,566,563
Preferred Proppants, LLC
Term Loan, 9.00%, Maturing December 15, 2016		714	649,854
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		2,001	2,015,861
Realogy Corporation
Term Loan, 3.20%, Maturing October 10, 2013		81	80,793
Term Loan, 4.50%, Maturing March 5, 2020		623	626,944
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		324	324,052
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		495	495,835

			$5,759,902

Business Equipment and Services — 5.4%
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018		3,884	$3,909,308
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		3,408	3,415,876
Affinion Group, Inc.
Term Loan, 6.50%, Maturing October 10, 2016		2,462	2,345,519
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		1,530	1,539,608
Altegrity, Inc.
Term Loan, 5.00%, Maturing February 21, 2015		2,556	2,453,979
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019		1,444	1,453,147

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018		1,216	$1,224,931
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		873	869,175
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		675	675,219
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.25%, Maturing October 23, 2018		173	174,976
Term Loan, 6.25%, Maturing October 23, 2018		720	729,067
Brickman Group Holdings Inc.
Term Loan, 3.27%, Maturing October 14, 2016		692	695,806
Term Loan, 4.00%, Maturing September 28, 2018		873	873,585
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		1,002	1,012,355
Catalina Marketing Corporation
Term Loan, 2.95%, Maturing October 1, 2014		1,928	1,933,293
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		498	499,119
ClientLogic Corporation
Term Loan, 7.03%, Maturing January 30, 2017		1,171	1,168,168
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019		547	548,960
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		521	521,714
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		1,493	1,489,702
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016		1,000	1,006,250
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018		2,096	1,937,520
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 8, 2019		3,159	3,178,870
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020		575	582,187
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		1,961	1,987,676
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		612	613,022
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		2,687	2,701,612
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing December 17, 2018		4,217	4,205,035
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019		846	847,336
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017		3,757	3,762,227
Term Loan, 4.25%, Maturing September 1, 2017	EUR	3,641	4,769,446
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		750	747,500
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		1,000	997,500
ISS Holdings A/S
Term Loan, 3.03%, Maturing April 30, 2018		575	575,988
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		636	635,556

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017	2,976	$2,989,444
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	3,706	3,731,856
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020	2,000	2,075,000
Mitchell International, Inc.
Term Loan - Second Lien, 5.56%, Maturing March 30, 2015	2,500	2,483,250
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018	1,385	1,391,074
National CineMedia, LLC
Term Loan, 2.95%, Maturing November 26, 2019	575	572,484
Polarpak Inc.
Term Loan, Maturing June 8, 2020(4)	158	158,202
Term Loan, 4.50%, Maturing June 8, 2020	292	291,236
Power Team Services, LLC
Term Loan, 0.50%, Maturing May 6, 2020(5)	42	41,250
Term Loan, 4.25%, Maturing May 6, 2020	333	331,042
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018	278	279,933
Term Loan, 4.50%, Maturing June 8, 2018	6,890	6,906,921
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018	1,638	1,656,048
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019	1,443	1,453,563
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017	709	708,097
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019	1,250	1,247,916
SunGard Data Systems, Inc.
Term Loan, 3.94%, Maturing February 28, 2017	192	192,265
Term Loan, 4.00%, Maturing March 8, 2020	10,100	10,141,773
SymphonyIRI Group, Inc.
Term Loan, 4.50%, Maturing December 1, 2017	882	886,415
Trans Union, LLC
Term Loan, 4.25%, Maturing February 10, 2019	2,678	2,694,263
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017	129	129,816
Term Loan, 6.00%, Maturing July 28, 2017	658	663,230
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.25%, Maturing February 21, 2019	400	402,500
West Corporation
Term Loan, 3.75%, Maturing June 29, 2018	6,262	6,272,834

		$103,781,644

Cable and Satellite Television — 2.7%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019	918	$920,931
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018	395	396,975
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019	5,456	5,431,582
Charter Communications Operating, LLC
Term Loan, Maturing April 10, 2020(4)	1,675	1,663,092
Term Loan, 3.00%, Maturing January 4, 2021	1,815	1,807,564

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		449	$447,800
ION Media Networks, Inc.
Term Loan, 7.25%, Maturing July 31, 2018		995	996,866
Kabel Deutschland GmbH
Term Loan, 3.25%, Maturing February 1, 2019		1,100	1,099,541
Term Loan, 2.88%, Maturing April 17, 2020	EUR	850	1,106,748
Lavena Holdings 4 GmbH
Term Loan, 2.62%, Maturing March 6, 2015	EUR	2,045	2,630,678
Term Loan, 3.00%, Maturing March 4, 2016	EUR	2,045	2,630,678
Term Loan, 7.37%, Maturing March 6, 2017(6)	EUR	550	710,515
Term Loan - Second Lien, 4.12%, Maturing September 2, 2016	EUR	452	579,269
MCC Iowa LLC
Term Loan, 1.92%, Maturing January 30, 2015		2,292	2,290,731
Mediacom Communications Corp.
Term Loan, 3.25%, Maturing January 29, 2021		1,150	1,142,806
Mediacom Illinois, LLC
Term Loan, 1.67%, Maturing January 30, 2015		4,524	4,532,714
Term Loan, 4.50%, Maturing October 23, 2017		994	995,027
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.92%, Maturing July 3, 2018	EUR	1,195	1,537,732
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		850	852,125
Term Loan, 3.86%, Maturing March 26, 2021	EUR	6,493	8,406,716
Term Loan, 3.25%, Maturing June 30, 2021		2,054	2,047,283
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 5, 2020		6,950	6,895,707
Term Loan, 4.50%, Maturing June 5, 2020	GBP	1,800	2,739,136
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		348	347,669

			$52,209,885

Chemicals and Plastics — 2.0%
AI Chem & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		179	$179,568
Term Loan, 4.50%, Maturing October 3, 2019		346	346,088
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 25, 2020		2,675	2,665,504
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.75%, Maturing February 3, 2020		4,314	4,323,049
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		1,013	1,022,062
Celanese U.S. Holdings LLC
Term Loan, 2.86%, Maturing October 31, 2016	EUR	1,328	1,741,777
Term Loan, 3.03%, Maturing October 31, 2016		1,324	1,335,679
Chemtura Corporation
Term Loan, 5.38%, Maturing August 27, 2016		274	275,273
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		743	744,357
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		518	520,963
Huntsman International, LLC
Term Loan, 2.73%, Maturing April 19, 2017		2,123	2,131,049
Ineos US Finance LLC
Term Loan, 4.00%, Maturing May 4, 2018		7,529	7,405,999

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020		900	$898,312
Term Loan - Second Lien, 7.75%, Maturing December 7, 2020		500	507,500
Milacron LLC
Term Loan, 4.25%, Maturing March 28, 2020		499	500,305
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		97	97,470
Oxea S.A.R.L.
Term Loan, Maturing November 22, 2019(4)		800	797,000
Term Loan - Second Lien, Maturing May 22, 2020(4)		1,000	996,550
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		3,284	3,289,913
Schoeller Arca Systems Holding B.V.
Term Loan, 4.70%, Maturing December 18, 2014(2)	EUR	289	259,603
Term Loan, 4.70%, Maturing December 18, 2014(2)	EUR	824	740,174
Term Loan, 4.70%, Maturing December 18, 2014(2)	EUR	887	796,500
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		548	552,328
Taminco NV
Term Loan, 4.25%, Maturing February 15, 2019		395	396,743
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		2,500	2,516,072
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		3,938	3,861,012

			$38,900,850

Clothing/Textiles — 0.0%(3)
Wolverine Worldwide, Inc.
Term Loan, 4.00%, Maturing July 31, 2019		448	$450,886

			$450,886

Conglomerates — 0.6%
RGIS Services, LLC
Term Loan, 4.53%, Maturing October 18, 2016		1,969	$1,971,826
Term Loan, 5.50%, Maturing October 18, 2017		1,457	1,472,021
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		443	443,992
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		1,500	1,500,626
Spectrum Brands, Inc.
Term Loan, Maturing December 17, 2019(4)	CAD	1,000	950,841
Term Loan, 4.50%, Maturing December 17, 2019		4,394	4,413,827

			$10,753,133

Containers and Glass Products — 1.0%
Berry Plastics Holding Corporation
Term Loan, 2.20%, Maturing April 3, 2015		5,386	$5,386,972
Term Loan, 3.50%, Maturing February 7, 2020		2,594	2,568,296
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017		2,960	2,974,926
Pact Group Pty Ltd.
Term Loan, 3.75%, Maturing May 29, 2020		1,775	1,768,344
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018		495	496,856
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018		5,136	5,156,517

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018		565	$570,385
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		670	673,287

			$19,595,583

Cosmetics/Toiletries — 0.3%
Bausch & Lomb, Inc.
Term Loan, 4.00%, Maturing May 17, 2019		3,143	$3,151,561
Prestige Brands, Inc.
Term Loan, 3.75%, Maturing January 31, 2019		354	356,263
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		2,643	2,619,143

			$6,126,967

Drugs — 0.5%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		988	$991,203
Term Loan, 5.50%, Maturing February 10, 2017		1,728	1,729,565
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019		1,265	1,259,691
Warner Chilcott Company, LLC
Term Loan, 3.75%, Maturing March 17, 2016		556	557,274
Term Loan, 4.25%, Maturing March 15, 2018		229	229,381
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018		741	742,520
Term Loan, 4.25%, Maturing March 15, 2018		1,702	1,705,672
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018		1,341	1,344,099

			$8,559,405

Ecological Services and Equipment — 0.2%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019		3,607	$3,600,112
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(2)		21	21,738
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019		572	574,628
Viking Consortium Borrower Limited
Term Loan - Second Lien, 6.59%, Maturing March 31, 2016(6)	GBP	542	220,375

			$4,416,853

Electronics/Electrical — 3.7%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 9, 2019		1,386	$1,391,026
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016		2,442	2,449,722
Attachmate Corporation
Term Loan, 7.27%, Maturing November 22, 2017		3,533	3,549,423
Blue Coat Systems, Inc.
Term Loan - Second Lien, Maturing June 19, 2020(4)		975	975,000
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018		658	662,363
CommScope, Inc.
Term Loan, 3.75%, Maturing January 12, 2018		3,241	3,252,450

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	925	$919,508
Dealer Computer Services, Inc.
Term Loan, 2.20%, Maturing April 21, 2016	1,158	1,162,083
DG FastChannel, Inc.
Term Loan, 7.25%, Maturing July 26, 2018	1,421	1,415,565
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018	2,744	2,752,786
Edwards (Cayman Islands II) Limited
Term Loan, 4.75%, Maturing March 26, 2020	1,602	1,600,015
Eze Castle Software Inc.
Term Loan, 4.75%, Maturing April 6, 2020	525	526,750
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing March 2, 2020	3,516	3,493,114
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019	373	373,312
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	7,869	7,928,099
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 15, 2019	1,147	1,152,144
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	2,035	2,049,250
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020	1,442	1,450,260
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	2,517	2,559,014
Term Loan, 4.75%, Maturing January 11, 2020	2,562	2,601,625
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	798	796,005
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	3,085	3,099,922
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	675	691,875
SafeNet Inc.
Term Loan, 2.70%, Maturing April 12, 2014	241	241,711
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	1,645	1,663,202
Serena Software, Inc.
Term Loan, 4.19%, Maturing March 10, 2016	3,206	3,190,071
Term Loan, 5.00%, Maturing March 10, 2016	350	348,688
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	3,024	3,016,901
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	634	638,736
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	1,238	1,248,532
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	1,896	1,902,987
SS&C Technologies Inc.
Term Loan, 3.50%, Maturing June 7, 2019	122	121,663
Term Loan, 3.50%, Maturing June 7, 2019	1,180	1,176,071
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	1,421	1,420,549
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	673	680,046

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	224	$223,883
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 2, 2019	2,045	2,050,840
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 24, 2019	1,791	1,795,478
Term Loan - Second Lien, 9.25%, Maturing April 24, 2020	500	507,500
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	3,426	3,461,954
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	950	951,188

		$71,491,311

Equipment Leasing — 0.2%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	2,896	$2,884,974

		$2,884,974

Financial Intermediaries — 2.6%
Allflex Holdings II, Inc.
Term Loan, Maturing June 11, 2020(4)	775	$776,614
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	875	877,450
Citco Funding LLC
Term Loan, 4.25%, Maturing May 23, 2018	3,269	3,260,655
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	1,642	1,660,220
First Data Corporation
Term Loan, 4.19%, Maturing March 24, 2017	1,000	981,750
Term Loan, 4.19%, Maturing March 23, 2018	3,000	2,930,625
Term Loan, 4.19%, Maturing September 24, 2018	4,650	4,541,306
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	2,083	2,078,796
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 23, 2018	687	688,793
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	953	960,188
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	1,250	1,243,750
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	973	963,270
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	800	796,750
LPL Holdings, Inc.
Term Loan, 2.70%, Maturing March 29, 2017	516	514,551
Term Loan, 3.25%, Maturing March 29, 2019	4,009	4,003,692
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	1,083	1,097,574
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	964	966,556
Moneygram International, Inc
Term Loan, 4.25%, Maturing March 20, 2020	549	549,311
Nuveen Investments, Inc.
Term Loan, 4.20%, Maturing May 13, 2017	7,745	7,722,005

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		3,466	$3,493,176
Oz Management LP
Term Loan, 1.78%, Maturing November 15, 2016		1,358	1,265,916
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018		2,636	2,642,346
Term Loan, 4.00%, Maturing November 9, 2018		1,959	1,962,814
Transfirst Holdings, Inc.
Term Loan, 4.75%, Maturing December 27, 2017		995	997,909
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017		1,895	1,907,329

			$48,883,346

Food Products — 2.2%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		2,394	$2,412,953
Blue Buffalo Company, Ltd.
Term Loan, 4.75%, Maturing August 8, 2019		1,390	1,394,149
Clearwater Seafoods Limited Partnership
Term Loan, Maturing June 24, 2019(4)		1,050	1,055,688
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018		5,672	5,660,509
Dole Food Company Inc.
Term Loan, 3.75%, Maturing April 1, 2020		873	870,812
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 7, 2018		1,265	1,271,774
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		12,925	12,940,316
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017		1,097	1,108,272
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		3,034	3,029,738
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		1,348	1,362,562
Mill US Acquisition LLC
Term Loan, Maturing May 22, 2020(4)		1,200	1,194,750
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		9,496	9,512,576

			$41,814,099

Food Service — 2.2%
Aramark Corp.
Term Loan, 3.69%, Maturing July 26, 2016		137	$137,749
Term Loan, 3.69%, Maturing July 26, 2016		246	246,989
Term Loan, 3.78%, Maturing July 26, 2016		1,696	1,705,088
Term Loan, 3.78%, Maturing July 26, 2016		3,742	3,755,628
Term Loan, 4.01%, Maturing July 26, 2016	GBP	950	1,430,453
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		471	478,509
Buffets, Inc.
Term Loan, 0.16%, Maturing April 22, 2015(2)		122	122,270
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		2,630	2,644,685
Centerplate, Inc.
Term Loan, 5.75%, Maturing October 15, 2018		896	895,500

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		1,666	$1,670,577
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		3,288	3,285,246
Landry’s, Inc.
Term Loan, 4.75%, Maturing April 24, 2018		2,864	2,871,968
NPC International, Inc.
Term Loan, 4.50%, Maturing December 28, 2018		687	695,327
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		2,852	2,845,638
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019		943	955,250
Sagittarius Restaurants, LLC
Term Loan, 6.25%, Maturing October 1, 2018		748	752,333
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		7,825	7,770,225
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020		7,700	7,668,684
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		2,086	2,083,907

			$42,016,026

Food/Drug Retailers — 1.3%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		543	$543,454
Term Loan, 4.75%, Maturing March 21, 2019		354	352,399
Alliance Boots Holdings Limited
Term Loan, 3.60%, Maturing July 10, 2017	EUR	1,000	1,285,786
Term Loan, 3.99%, Maturing July 10, 2017	GBP	5,950	8,902,593
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		6,390	6,387,062
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		471	473,205
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020		3,815	3,818,299
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		550	560,656
Supervalu Inc.
Term Loan, 5.00%, Maturing March 21, 2019		3,314	3,299,210

			$25,622,664

Health Care — 6.2%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		469	$472,111
Term Loan, 4.25%, Maturing June 30, 2017		591	595,433
Term Loan, 4.25%, Maturing June 30, 2017		3,246	3,261,935
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		1,192	1,181,688
Alliance Healthcare Services, Inc.
Term Loan, Maturing June 3, 2019(5)		271	272,277
Term Loan, 4.25%, Maturing June 3, 2019		1,154	1,155,013
Apria Healthcare Group I
Term Loan, 6.75%, Maturing April 5, 2020		700	698,250
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		1,741	1,750,682

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ATI Holdings, Inc.
Term Loan, 5.75%, Maturing December 20, 2019		522	$525,313
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 15, 2018		691	688,370
Biomet Inc.
Term Loan, 3.96%, Maturing July 25, 2017		3,749	3,740,105
BSN Medical Acquisition Holding GmbH
Term Loan, 5.00%, Maturing August 28, 2019		625	630,208
Catalent Pharma Solutions Inc.
Term Loan, 3.70%, Maturing September 15, 2016		1,077	1,073,604
Term Loan, 4.13%, Maturing September 15, 2016	EUR	1,880	2,462,395
Term Loan, 4.25%, Maturing September 15, 2017		1,635	1,631,206
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 19, 2019		2,228	2,243,541
Community Health Systems, Inc.
Term Loan, 3.77%, Maturing January 25, 2017		7,104	7,121,968
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016		1,450	1,461,292
CRC Health Corporation
Term Loan, 4.70%, Maturing November 16, 2015		1,145	1,148,089
DaVita, Inc.
Term Loan, 4.00%, Maturing November 1, 2019		3,308	3,320,474
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017		1,451	1,463,476
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		1,959	1,884,988
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		1,662	1,658,594
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		4,300	4,298,401
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017		4,660	4,690,820
HCA, Inc.
Term Loan, 3.03%, Maturing March 31, 2017		5,961	5,939,312
Term Loan, 2.95%, Maturing May 1, 2018		2,152	2,145,625
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018		4,152	4,151,624
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019		2,010	2,019,076
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		3,303	3,305,693
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016		1,866	1,842,390
Term Loan, 7.75%, Maturing May 15, 2018		1,259	1,241,209
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018		1,866	1,854,454
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018		6,175	6,186,750
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		596	608,899
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		568	569,587
Medpace, Inc.
Term Loan, 5.50%, Maturing June 16, 2017		671	671,650

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing October 9, 2017	748	$756,342
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing October 26, 2017	544	550,747
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	2,946	2,959,221
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	592	595,154
One Call Medical, Inc.
Term Loan, 5.50%, Maturing August 16, 2019	945	950,764
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	3,400	3,358,564
Pharmaceutical Product Development, Inc.
Term Loan, 4.25%, Maturing December 5, 2018	3,532	3,544,761
Physiotherapy Associates Holdings, Inc.
Term Loan, 8.00%, Maturing April 30, 2018	521	506,260
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	1,837	1,840,819
Sage Products, Inc.
Term Loan, 4.25%, Maturing December 13, 2019	643	644,059
Select Medical Corporation
Term Loan, 4.00%, Maturing June 1, 2018	1,498	1,506,852
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	693	695,991
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 15, 2020	425	428,049
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	1,544	1,550,060
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 1, 2019	1,811	1,806,784
Universal Health Services, Inc.
Term Loan, 2.44%, Maturing November 15, 2016	507	508,655
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019	1,883	1,871,258
Term Loan, 3.50%, Maturing December 11, 2019	4,005	3,981,098
Term Loan, Maturing June 24, 2020(4)	5,750	5,747,435
Vanguard Health Holding Company II, LLC
Term Loan, 3.75%, Maturing January 29, 2016	1,219	1,225,499
VWR Funding, Inc.
Term Loan, 4.20%, Maturing April 3, 2017	1,791	1,786,522
Term Loan, 4.45%, Maturing April 3, 2017	2,108	2,101,002

		$118,882,398

Home Furnishings — 0.3%
Oreck Corporation
Term Loan - Second Lien, 3.77%, Maturing March 19, 2016(2)	527	$416,496
Serta Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019	3,766	3,779,684
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020	1,746	1,735,483

		$5,931,663

Industrial Equipment — 0.8%
Alliance Laundry Systems LLC
Term Loan, 4.50%, Maturing December 7, 2018	417	$419,208

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing February 1, 2020		1,347	$1,349,430
Colfax Corporation
Term Loan, 3.25%, Maturing January 11, 2019		721	722,277
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 29, 2020		2,050	2,037,829
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018		1,044	1,048,011
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		2,813	2,816,569
Kion Group GmbH
Term Loan, 3.86%, Maturing December 29, 2015(6)	EUR	341	443,914
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		137	137,240
Rexnord LLC
Term Loan, 3.75%, Maturing April 2, 2018		3,662	3,664,280
Schaeffler AG
Term Loan, 4.25%, Maturing January 27, 2017		975	977,438
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018		893	898,659
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		1,028	1,021,939
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		645	645,698

			$16,182,492

Insurance — 1.6%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		2,289	$2,294,578
AmWINS Group, Inc.
Term Loan, 5.00%, Maturing September 6, 2019		4,229	4,245,665
Applied Systems, Inc.
Term Loan, 4.25%, Maturing June 8, 2017		2,083	2,093,046
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019		10,597	10,523,897
CNO Financial Group, Inc.
Term Loan, 3.00%, Maturing September 28, 2016		956	963,422
Term Loan, 3.75%, Maturing September 20, 2018		2,782	2,797,242
Compass Investors Inc.
Term Loan, 5.25%, Maturing December 27, 2019		2,488	2,495,662
Cooper Gay Swett & Crawford Ltd
Term Loan, 5.00%, Maturing April 16, 2020		600	605,000
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019		1,991	1,998,151
Hub International Limited
Term Loan, 3.70%, Maturing June 13, 2017		1,578	1,581,450
Sedgwick CMS Holdings, Inc.
Term Loan, 4.25%, Maturing June 12, 2018		750	751,406

			$30,349,519

Leisure Goods/Activities/Movies — 2.4%
Alpha D2 Limited
Term Loan, 4.50%, Maturing April 30, 2019		3,199	$3,206,852
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019		4,582	4,583,720

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020		224	$224,910
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020		1,496	1,504,105
ClubCorp Club Operations, Inc.
Term Loan, 5.00%, Maturing November 30, 2016		1,892	1,918,314
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020		900	901,687
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020		1,347	1,347,467
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		600	603,360
Hoyts Group Holdings LLC
Term Loan, 4.00%, Maturing May 22, 2020		525	525,000
Term Loan - Second Lien, 8.25%, Maturing November 20, 2020		1,000	1,005,000
Kasima, LLC
Term Loan, 3.25%, Maturing May 14, 2021		1,125	1,112,344
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		5,579	5,622,288
LodgeNet Interactive Corp.
Term Loan, 6.75%, Maturing March 31, 2018(2)		545	367,757
Regal Cinemas, Inc.
Term Loan, 2.72%, Maturing August 23, 2017		3,900	3,906,096
Revolution Studios Distribution Company, LLC
Term Loan, 3.95%, Maturing December 21, 2014(2)		1,196	999,526
Term Loan - Second Lien, 7.20%, Maturing June 21, 2015(2)		2,050	1,486,660
Scientific Games International, Inc.
Term Loan, Maturing May 22, 2020(4)		4,200	4,155,749
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		2,403	2,390,930
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018		3,166	3,189,263
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018		2,416	2,437,556
WMG Acquisition Corp.
Term Loan, Maturing July 1, 2020(4)		87	86,596
Term Loan, Maturing July 1, 2020(4)		563	558,936
Term Loan, 3.75%, Maturing July 1, 2020		525	522,594
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020		3,507	3,489,838

			$46,146,548

Lodging and Casinos — 1.4%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		1,634	$1,652,242
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		964	966,643
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		1,194	1,189,006
Term Loan, 5.44%, Maturing January 26, 2018		5,336	4,727,007
Four Seasons Holdings Inc.
Term Loan - Second Lien, Maturing December 28, 2020(4)		3,100	3,132,937
Gala Group LTD
Term Loan, 5.50%, Maturing May 25, 2018	GBP	2,775	4,207,973

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Las Vegas Sands LLC
Term Loan, 2.70%, Maturing November 23, 2016	411	$410,238
Term Loan, 2.70%, Maturing November 23, 2016	1,247	1,245,589
MGM Resorts International
Term Loan, 3.20%, Maturing December 20, 2017	1,990	1,990,623
Term Loan, 3.50%, Maturing December 20, 2019	4,478	4,447,837
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018	972	978,597
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019	593	594,167
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 15, 2020	325	325,813
Seminole Tribe of Florida
Term Loan, 3.03%, Maturing April 29, 2020	800	799,500
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018	148	149,606

		$26,817,778

Nonferrous Metals/Minerals — 1.0%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	925	$896,672
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018	3,070	3,059,882
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020	648	665,510
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017	3,442	3,451,304
Murray Energy Corporation
Term Loan, 4.75%, Maturing May 24, 2019	450	450,562
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	1,037	1,016,137
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	3,282	3,297,839
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.70%, Maturing May 8, 2016	1,250	1,252,321
United Distribution Group, Inc.
Term Loan, 7.50%, Maturing October 9, 2018	1,240	1,190,400
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019	500	473,750
Walter Energy, Inc.
Term Loan, 5.75%, Maturing April 2, 2018	3,138	3,092,021

		$18,846,398

Oil and Gas — 1.4%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	622	$621,098
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020	1,025	1,035,250
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	418	420,991
Term Loan, 9.00%, Maturing June 23, 2017	424	434,097
Crestwood Holdings LLC
Term Loan, Maturing May 24, 2019(4)	1,090	1,099,537
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	1,226	1,232,477
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	579	560,110

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020		8,791	$8,774,535
Obsidian Holdings LLC
Term Loan, 6.75%, Maturing November 2, 2015		1,453	1,438,617
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		1,841	1,845,696
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020		575	573,563
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018		1,900	1,900,000
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019		2,157	2,148,480
Term Loan, 5.00%, Maturing September 25, 2019		175	173,891
Term Loan, 5.00%, Maturing September 25, 2019		286	284,691
Tallgrass Operations, LLC
Term Loan, 5.25%, Maturing November 13, 2018		1,277	1,289,386
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018		1,995	1,993,576

			$25,825,995

Publishing — 2.1%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing June 6, 2019		896	$891,023
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017		3,027	3,018,538
Aster Zweite Beteiligungs GmbH
Term Loan, 5.46%, Maturing December 31, 2014	EUR	429	558,721
Term Loan, 5.46%, Maturing December 31, 2014	EUR	479	624,495
Term Loan, 5.53%, Maturing December 31, 2014		243	243,378
Term Loan, 5.53%, Maturing December 31, 2014		655	655,871
Term Loan - Second Lien, 7.87%, Maturing June 30, 2016	EUR	1,507	1,915,242
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		9,179	9,106,591
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		4,647	4,632,443
John Henry Holdings, Inc.
Term Loan, 6.00%, Maturing December 6, 2018		697	702,594
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018		8,321	8,325,953
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019		998	985,281
MediaNews Group, Inc.
Term Loan, 8.50%, Maturing March 19, 2014		44	44,429
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018		848	851,408
Nelson Education Ltd.
Term Loan, 2.78%, Maturing July 3, 2014		624	535,061
Nielsen Finance LLC
Term Loan, 2.94%, Maturing May 2, 2016		1,955	1,963,220
Penton Media, Inc.
Term Loan, 6.00%, Maturing August 1, 2014		970	930,322
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		1,200	1,177,500
Source Interlink Companies, Inc.
Term Loan, 15.00%, Maturing March 18, 2014(2)(6)		1,032	0

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan - Second Lien, 10.75%, Maturing August 19, 2013(2)(6)		1,105	$666,573
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		7	6,744
Term Loan, 8.00%, Maturing September 29, 2014		25	24,750
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019		1,990	2,008,224

			$39,868,361

Radio and Television — 1.4%
Clear Channel Communications, Inc.
Term Loan, 3.85%, Maturing January 29, 2016		192	$176,056
Term Loan, 6.95%, Maturing January 30, 2019		566	517,611
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018		4,490	4,512,114
Term Loan - Second Lien, 7.50%, Maturing September 16, 2019		1,000	1,023,125
Entercom Radio, LLC
Term Loan, 5.01%, Maturing November 23, 2018		517	522,829
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017		2,260	2,286,238
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		530	534,488
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		591	596,049
Local TV Finance, LLC
Term Loan, 4.20%, Maturing May 7, 2015		1,708	1,720,551
Mission Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019		459	462,866
Nexstar Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019		1,087	1,098,930
Nine Entertainment Group Limited
Term Loan, 3.50%, Maturing February 5, 2020		1,875	1,871,094
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		907	915,565
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing October 28, 2016		524	524,833
Tyrol Acquisitions 2 SAS
Term Loan, 4.13%, Maturing January 29, 2016	EUR	758	900,309
Term Loan, 4.13%, Maturing January 29, 2016	EUR	758	900,309
Univision Communications Inc.
Term Loan, 4.50%, Maturing March 2, 2020		6,708	6,659,326
Weather Channel
Term Loan, 3.50%, Maturing February 13, 2017		1,249	1,253,320
Term Loan - Second Lien, 7.00%, Maturing December 11, 2020		825	835,313

			$27,310,926

Retailers (Except Food and Drug) — 2.4%
99 Cents Only Stores
Term Loan, 5.26%, Maturing January 11, 2019		2,313	$2,322,174
B&M Retail Limited
Term Loan, 6.01%, Maturing February 18, 2020	GBP	1,300	1,957,462
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019		1,539	1,540,481
CDW LLC
Term Loan, 3.50%, Maturing April 29, 2020		2,444	2,420,710

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		697	$699,330
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		718	726,018
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		1,242	1,243,109
Harbor Freight Tools USA, Inc.
Term Loan, 6.50%, Maturing November 14, 2017		1,042	1,051,504
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		3,641	3,628,789
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		4,085	4,086,696
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		4,025	4,017,872
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		839	843,572
Neiman Marcus Group, Inc. (The)
Term Loan, 4.00%, Maturing May 16, 2018		5,325	5,314,600
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019		522	523,029
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		2,662	2,659,131
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		499	501,550
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,428	2,430,964
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		1,663	1,639,345
Term Loan, 4.25%, Maturing August 7, 2019		571	564,089
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		1,766	1,751,554
Term Loan, 4.45%, Maturing January 31, 2017		3,155	3,134,702
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		1,258	1,204,368
Vivarte SA
Term Loan, 2.33%, Maturing March 9, 2015	EUR	31	33,481
Term Loan, 2.33%, Maturing March 9, 2015	EUR	122	130,206
Term Loan, 2.33%, Maturing March 9, 2015	EUR	781	836,292
Term Loan, 2.83%, Maturing March 8, 2016	EUR	31	33,481
Term Loan, 2.83%, Maturing March 8, 2016	EUR	122	130,206
Term Loan, 2.83%, Maturing March 8, 2016	EUR	781	836,292
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		650	649,281

			$46,910,288

Steel — 0.8%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		2,332	$2,371,249
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017		8,193	8,159,533
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		373	372,814
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		635	634,066

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		575	$575,000
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing October 4, 2013		875	869,805
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		167	166,420
Waupaca Foundry, Inc.
Term Loan, 4.79%, Maturing June 29, 2017		2,144	2,144,353
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		695	693,013

			$15,986,253

Surface Transport — 0.5%
Avis Budget Car Rental, LLC
Term Loan, 3.00%, Maturing March 15, 2019		698	$696,723
Hertz Corporation, (The)
Term Loan, 2.75%, Maturing March 9, 2018		1,000	988,750
Term Loan, 3.00%, Maturing March 11, 2018		3,275	3,263,877
Term Loan, 3.75%, Maturing March 11, 2018		2,960	2,972,152
Swift Transportation Co. Inc.
Term Loan, 2.94%, Maturing December 21, 2016		1,034	1,040,921
Term Loan, 4.00%, Maturing December 21, 2017		1,232	1,242,026

			$10,204,449

Telecommunications — 2.0%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		1,272	$1,264,923
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020		449	448,875
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		522	519,763
Term Loan, 4.75%, Maturing March 9, 2020		2,575	2,556,223
Crown Castle International Corporation
Term Loan, 3.25%, Maturing January 31, 2019		1,896	1,894,209
Intelsat Jackson Holdings Ltd.
Term Loan, 4.25%, Maturing April 2, 2018		11,112	11,150,488
IPC Systems, Inc.
Term Loan, 2.76%, Maturing May 31, 2014	GBP	1,100	1,640,098
Mitel Networks Corporation
Term Loan, 7.00%, Maturing February 27, 2019		898	900,556
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019		569	566,404
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		370	371,241
Term Loan, 3.75%, Maturing September 27, 2019		174	174,556
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		2,475	2,473,968
Term Loan, 5.00%, Maturing April 23, 2019		1,931	1,939,550
Telesat LLC
Term Loan, 3.50%, Maturing March 28, 2019		5,901	5,909,784
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		1,080	1,083,678
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019		990	993,621

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Term Loan, 3.50%, Maturing January 23, 2020	3,582	$3,591,700

		$37,479,637

Utilities — 1.1%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	2,967	$2,979,866
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 4, 2020	1,250	1,239,955
Term Loan, 3.25%, Maturing January 31, 2022	475	471,259
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	1,005	1,005,379
Term Loan, 4.00%, Maturing April 2, 2018	2,590	2,591,763
Term Loan, 4.00%, Maturing October 9, 2019	4,863	4,860,969
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	1,185	1,180,173
Equipower Resources Holdings LLC
Term Loan, Maturing December 15, 2020(4)	675	671,625
Expera Specialty Solutions, LLC
Term Loan, Maturing December 21, 2018(4)	625	620,313
LSP Madison Funding, LLC
Term Loan, 5.58%, Maturing June 28, 2019	645	650,812
Raven Power Finance, LLC
Term Loan, 8.25%, Maturing November 15, 2018	572	574,986
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.72%, Maturing October 10, 2017	5,000	3,514,731

		$20,361,831

Total Senior Floating-Rate Interests (identified cost $1,048,018,211)		$1,041,649,828

Corporate Bonds & Notes — 50.7%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.5%
GenCorp, Inc.
7.125%, 3/15/21(7)	1,395	$1,450,800
Huntington Ingalls Industries, Inc.
7.125%, 3/15/21	2,025	2,187,000
TransDigm, Inc.
7.75%, 12/15/18	5,030	5,319,225

		$8,957,025

Agriculture — 0.0%(3)
Lorillard Tobacco Co.
7.00%, 8/4/41	750	$797,567

		$797,567

Automotive — 1.2%
American Axle & Manufacturing, Inc.
9.25%, 1/15/17(7)	1,044	$1,130,130
Chrysler Group, LLC
8.25%, 6/15/21	6,640	7,362,100

Security	Principal Amount* (000’s omitted)	Value
Continental Rubber of America Corp.
4.50%, 9/15/19(7)	1,130	$1,169,183
General Motors Financial Co., Inc.
2.75%, 5/15/16(7)	3,070	3,025,869
4.75%, 8/15/17(7)	1,615	1,663,450
4.25%, 5/15/23(7)	960	896,400
Kia Motors Corp.
3.625%, 6/14/16(7)	1,400	1,452,365
Navistar International Corp.
8.25%, 11/1/21	3,190	3,150,125
Schaeffler Finance BV
4.75%, 5/15/21(7)	1,660	1,585,300
Tomkins, LLC/Tomkins, Inc.
9.00%, 10/1/18	803	879,285
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc.
10.625%, 9/1/17(7)	335	356,775

		$22,670,982

Banks and Thrifts — 1.1%
Banco do Brasil SA
6.25% to 4/15/24, 12/31/49(7)(8)	750	$661,875
Bank of America Corp.
3.30%, 1/11/23	300	283,945
Bank of America NA
7.625%, 6/1/19	400	481,101
Bank One Michigan
8.25%, 11/1/24	1,375	1,819,771
Barclays Bank PLC
10.179%, 6/12/21(7)	750	955,249
Citigroup, Inc.
6.625%, 6/15/32	800	829,853
CNH Capital, LLC
3.875%, 11/1/15	1,070	1,080,700
6.25%, 11/1/16	2,055	2,198,850
3.625%, 4/15/18(7)	2,500	2,387,500
Countrywide Financial Corp.
6.25%, 5/15/16	1,000	1,091,049
First Niagara Financial Group, Inc.
7.25%, 12/15/21	945	1,087,893
HBOS PLC
6.75%, 5/21/18(7)	1,470	1,563,301
HSBC Holdings PLC
6.50%, 5/2/36	425	473,028
Merrill Lynch & Co., Inc.
6.11%, 1/29/37	500	494,135
Regions Bank
6.45%, 6/26/37	750	789,949
Regions Financial Corp.
5.75%, 6/15/15	450	485,663
2.00%, 5/15/18	625	591,270
Royal Bank of Scotland Group PLC
6.10%, 6/10/23	940	892,930

Security	Principal Amount* (000’s omitted)	Value
Standard Chartered Bank
6.40%, 9/26/17(7)	1,075	$1,212,020
Zions Bancorporation
6.00%, 9/15/15	1,600	1,655,349
4.50%, 6/13/23	960	946,310

		$21,981,741

Beverage and Tobacco — 0.2%
Constellation Brands, Inc.
6.00%, 5/1/22	1,530	$1,648,575
4.25%, 5/1/23	3,025	2,862,406

		$4,510,981

Brokers, Dealers and Investment Houses — 0.5%
Alliance Data Systems Corp.
6.375%, 4/1/20(7)	1,210	$1,252,350
BP Capital Markets PLC
3.561%, 11/1/21	800	803,433
E*TRADE Financial Corp.
6.00%, 11/15/17	295	299,425
6.375%, 11/15/19	1,015	1,035,300
Macquarie Bank, Ltd.
6.625%, 4/7/21(7)	550	582,581
Morgan Stanley
7.30%, 5/13/19	1,300	1,511,322
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
5.625%, 3/15/20(7)	4,335	4,508,400

		$9,992,811

Building and Development — 1.2%
American Builders & Contractors Supply Co., Inc.
5.625%, 4/15/21(7)	1,030	$1,014,550
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(7)	1,555	1,574,437
Builders FirstSource, Inc.
7.625%, 6/1/21(7)	2,175	2,109,750
CB Richard Ellis Service, Inc.
6.625%, 10/15/20	3,270	3,466,200
HD Supply, Inc.
8.125%, 4/15/19	825	907,500
7.50%, 7/15/20(7)	990	1,004,850
11.50%, 7/15/20	1,005	1,168,313
Interface, Inc.
7.625%, 12/1/18	860	915,900
Interline Brands, Inc.
10.00%, 11/15/18(6)	5,775	6,237,000
Nortek, Inc.
10.00%, 12/1/18	1,905	2,076,450
8.50%, 4/15/21(7)	2,225	2,369,625
Toll Brothers Finance Corp.
4.375%, 4/15/23	615	575,025

		$23,419,600

Business Equipment and Services — 2.5%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
8.25%, 1/15/19	550	$600,875
9.75%, 3/15/20	4,410	5,093,550

Security	Principal Amount* (000’s omitted)	Value
Carlson Wagonlit BV
6.875%, 6/15/19(7)	2,400	$2,436,000
Catalina Marketing Corp.
10.50%, 10/1/15(7)	3,255	3,303,825
11.625%, 10/1/17(7)	4,150	4,378,250
Education Management, LLC/Education Management Finance Corp.
15.00%, 7/1/18(7)	3,538	3,688,283
FTI Consulting, Inc.
6.00%, 11/15/22(7)	1,090	1,109,075
MDC Holdings, Inc.
5.625%, 2/1/20	555	590,875
MDC Partners, Inc.
6.75%, 4/1/20(7)	1,045	1,047,613
RSC Equipment Rental, Inc./RSC Holdings III, LLC
10.25%, 11/15/19	1,525	1,715,625
8.25%, 2/1/21	440	484,000
Sitel, LLC/Sitel Finance Corp.
11.50%, 4/1/18	915	686,250
SSI Investments II, Ltd./SSI Co-Issuer, LLC
11.125%, 6/1/18	4,605	5,071,256
TransUnion Holding Co., Inc.
9.625%, 6/15/18	3,925	4,209,562
TransUnion LLC/TransUnion Financing Corp.
11.375%, 6/15/18	3,880	4,316,500
United Rentals North America, Inc.
7.375%, 5/15/20	4,375	4,692,187
8.375%, 9/15/20	525	570,938
7.625%, 4/15/22	3,755	4,083,562

		$48,078,226

Cable and Satellite Television — 1.8%
AMC Networks, Inc.
4.75%, 12/15/22	915	$887,550
Cablevision Systems Corp.
7.75%, 4/15/18	1,055	1,139,400
CCO Holdings, LLC
6.75%, 11/15/21	2,780	3,009,350
CCO Holdings, LLC/CCO Capital Corp.
8.125%, 4/30/20	365	400,588
5.25%, 9/30/22	4,295	4,101,725
5.75%, 1/15/24	1,980	1,915,650
Comcast Corp.
6.95%, 8/15/37	595	752,073
DISH DBS Corp.
6.75%, 6/1/21	6,195	6,613,162
5.875%, 7/15/22	3,495	3,564,900
Mediacom, LLC/Mediacom Capital Corp.
9.125%, 8/15/19	785	847,800
Time Warner Cable, Inc.
8.75%, 2/14/19	1,055	1,295,977
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)	4,295	4,080,250
UPCB Finance V, Ltd.
7.25%, 11/15/21(7)	3,055	3,245,937

Security	Principal Amount* (000’s omitted)		Value
UPCB Finance VI, Ltd.
6.875%, 1/15/22(7)		2,025	$2,106,000

			$33,960,362

Chemicals and Plastics — 1.2%
Ashland, Inc.
3.00%, 3/15/16(7)		265	$267,650
Celanese US Holdings, LLC
6.625%, 10/15/18		880	935,000
5.875%, 6/15/21		940	998,750
Chemtura Corp.
7.875%, 9/1/18		2,185	2,376,187
Ineos Finance PLC
7.25%, 2/15/19(7)(9)	EUR	1,000	1,366,732
8.375%, 2/15/19(7)		3,700	4,056,125
7.50%, 5/1/20(7)		850	907,375
Kraton Polymers, LLC
6.75%, 3/1/19		940	954,100
Milacron, LLC/Mcron Finance Corp.
7.75%, 2/15/21(6)(7)		525	526,313
NOVA Chemicals Corp.
8.375%, 11/1/16		1,960	2,082,500
Polymer Group, Inc.
7.75%, 2/1/19		320	334,400
Scotts Miracle-Gro Co. (The)
6.625%, 12/15/20		785	836,025
TPC Group, Inc.
8.75%, 12/15/20(7)		1,410	1,448,775
Tronox Finance, LLC
6.375%, 8/15/20(7)		4,170	3,951,075
US Coatings Acquisition, Inc./Flash Dutch 2 BV
7.375%, 5/1/21(7)		2,810	2,876,737

			$23,917,744

Clothing/Textiles — 0.4%
Levi Strauss & Co.
6.875%, 5/1/22		1,190	$1,297,100
Phillips-Van Heusen Corp.
7.75%, 11/15/23(2)		3,740	4,560,627
SIWF Merger Sub, Inc./Springs Industries, Inc.
6.25%, 6/1/21(7)		1,600	1,572,000

			$7,429,727

Commercial Services — 0.1%
Cielo SA/Cielo USA, Inc.
3.75%, 11/16/22(7)		960	$844,800
Verisk Analytics, Inc.
4.125%, 9/12/22		960	955,183

			$1,799,983

Conglomerates — 0.6%
Amsted Industries, Inc.
8.125%, 3/15/18(7)		3,220	$3,413,200

Security	Principal Amount* (000’s omitted)		Value
Belden, Inc.
5.50%, 9/1/22(7)		1,080	$1,066,500
Harbinger Group, Inc.
7.875%, 7/15/19(7)		915	940,162
Spectrum Brands Escrow Corp.
6.375%, 11/15/20(7)		1,100	1,155,000
6.625%, 11/15/22(7)		1,600	1,680,000
Spectrum Brands, Inc.
9.50%, 6/15/18		1,090	1,199,000
6.75%, 3/15/20		1,645	1,741,644

			$11,195,506

Containers and Glass Products — 1.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
7.00%, 11/15/20(7)		2,570	$2,483,262
BOE Merger Corp.
9.50%, 11/1/17(6)(7)		545	558,625
BWAY Holding Co.
10.00%, 6/15/18		620	682,000
Crown Americas, LLC/Crown Americas Capital Corp. IV
4.50%, 1/15/23(7)		2,295	2,174,513
Reynolds Group Holdings, Inc.
7.125%, 4/15/19		2,665	2,828,231
7.875%, 8/15/19		1,225	1,341,375
9.875%, 8/15/19		4,370	4,697,750
Sealed Air Corp.
6.50%, 12/1/20(7)		920	975,200
8.375%, 9/15/21(7)		4,540	5,152,900

			$20,893,856

Cosmetics/Toiletries — 0.3%
Party City Holdings, Inc.
8.875%, 8/1/20(7)		2,735	$2,946,962
Sun Products Corp. (The)
7.75%, 3/15/21(7)		2,075	2,069,813

			$5,016,775

Diversified Financial Services — 0.6%
Discover Financial Services
3.85%, 11/21/22		270	$253,898
General Electric Capital Corp.
2.95%, 5/9/16		250	260,682
5.30%, 2/11/21		2,350	2,580,740
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20		875	984,163
5.95%, 1/15/27		600	617,962
Jefferies Group, Inc.
8.50%, 7/15/19		625	756,250
KION Finance SA
4.703%, 2/15/20(7)(9)	EUR	1,575	2,060,348
SLM Corp.
8.00%, 3/25/20		2,625	2,851,406
7.25%, 1/25/22		430	453,650

			$10,819,099

Security	Principal Amount* (000’s omitted)	Value
Diversified Manufacturing Operations — 0.1%
Hutchison Whampoa International, Ltd.
6.25%, 1/24/14(7)	500	$514,129
7.45%, 11/24/33(7)	400	508,643

		$1,022,772

Drugs — 0.8%
Cardinal Health, Inc.
4.625%, 12/15/20	1,250	$1,338,056
Endo Pharmaceuticals Holdings, Inc.
7.00%, 7/15/19	1,260	1,278,900
7.00%, 12/15/20	1,145	1,155,019
7.25%, 1/15/22	185	187,313
Pharmaceutical Product Development, Inc.
9.50%, 12/1/19(7)	5,050	5,605,500
VPII Escrow Corp.
7.50%, 7/15/21(7)	2,170	2,248,662
Warner Chilcott Co., LLC
7.75%, 9/15/18	3,720	4,036,200

		$15,849,650

Ecological Services and Equipment — 0.2%
Clean Harbors, Inc.
5.25%, 8/1/20	1,095	$1,116,900
5.125%, 6/1/21	900	911,250
Covanta Holding Corp.
6.375%, 10/1/22	2,085	2,116,673
Environmental Systems Product Holdings, Inc.
18.00%, 3/31/15(2)(7)	209	189,303

		$4,334,126

Electronics/Electrical — 1.4%
Agilent Technologies, Inc.
6.50%, 11/1/17	1,025	$1,183,219
Amphenol Corp.
4.00%, 2/1/22	1,000	999,206
Ceridian Corp.
11.00%, 3/15/21(7)	525	582,750
Comision Federal de Electricidad
4.875%, 5/26/21(7)	1,100	1,130,250
CommScope Holding Co., Inc.
6.625%, 6/1/20(6)(7)	1,615	1,550,400
Duke Energy Corp.
3.55%, 9/15/21	1,500	1,499,872
Energizer Holdings, Inc.
4.70%, 5/19/21	860	874,076
Entergy Corp.
3.625%, 9/15/15	2,390	2,477,149
Exelon Corp.
5.625%, 6/15/35	400	412,788
Infor US, Inc.
9.375%, 4/1/19	1,965	2,139,394
Midamerican Funding, LLC
6.927%, 3/1/29	345	430,352
NeuStar, Inc.
4.50%, 1/15/23(7)	695	660,250

Security	Principal Amount* (000’s omitted)	Value
Nuance Communications, Inc.
5.375%, 8/15/20(7)	885	$869,513
NXP BV/NXP Funding, LLC
5.75%, 2/15/21(7)	1,105	1,124,338
PPL Energy Supply, LLC
6.50%, 5/1/18	1,500	1,738,929
Rexel SA
6.125%, 12/15/19(7)	500	512,500
5.25%, 6/15/20(7)	2,710	2,716,775
Scottish Power, Ltd.
5.375%, 3/15/15	1,000	1,058,293
Seagate HDD Cayman
7.00%, 11/1/21	3,340	3,590,500
South Carolina Electric & Gas Co.
6.05%, 1/15/38	350	414,089
Tyco Electronics Group SA
5.95%, 1/15/14	500	514,388

		$26,479,031

Equipment Leasing — 0.9%
AWAS Aviation Capital, Ltd.
7.00%, 10/17/16(7)	4,157	$4,344,274
International Lease Finance Corp.
5.65%, 6/1/14	1,490	1,521,662
8.625%, 9/15/15	2,160	2,373,300
8.75%, 3/15/17	1,525	1,706,094
6.25%, 5/15/19	1,025	1,058,312
8.25%, 12/15/20	3,275	3,688,469
8.625%, 1/15/22	2,615	3,020,325

		$17,712,436

Financial Intermediaries — 2.6%
Ally Financial, Inc.
2.475%, 12/1/14(9)	765	$757,687
4.625%, 6/26/15	6,170	6,326,693
5.50%, 2/15/17	5,000	5,243,965
6.25%, 12/1/17	3,295	3,536,118
8.00%, 11/1/31	2,450	2,958,375
CIT Group, Inc.
4.75%, 2/15/15(7)	8,135	8,287,531
5.25%, 3/15/18	645	665,963
8.50%, 5/22/19	615	775,538
5.00%, 8/15/22	405	403,764
First Data Corp.
7.375%, 6/15/19(7)	3,105	3,205,912
6.75%, 11/1/20(7)	5,415	5,536,837
11.25%, 1/15/21(7)	1,925	1,929,813
10.625%, 6/15/21(7)	1,925	1,910,563
Ford Motor Credit Co., LLC
12.00%, 5/15/15	3,380	4,010,546
5.875%, 8/2/21	1,205	1,315,247
General Motors Financial Co., Inc.
6.75%, 6/1/18	1,365	1,491,263

Security	Principal Amount* (000’s omitted)	Value
Janus Capital Group, Inc.
6.70%, 6/15/17	100	$111,723
XLIT, Ltd.
5.75%, 10/1/21	600	679,808

		$49,147,346

Food Products — 1.0%
ASG Consolidated, LLC/ASG Finance, Inc.
10.75%, 5/15/16(7)	4,715	$4,927,175
15.00%, 5/15/17(6)(7)	2,701	2,838,721
B&G Foods, Inc.
4.625%, 6/1/21	745	713,337
Bunge, Ltd. Finance Corp.
8.50%, 6/15/19	1,000	1,235,196
ConAgra Foods, Inc.
6.625%, 8/15/39(7)	940	1,097,935
Corn Products International, Inc.
6.625%, 4/15/37	325	369,626
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20(7)	2,625	2,516,719
Michael Foods Group, Inc.
9.75%, 7/15/18	4,360	4,796,000
Michael Foods Holding, Inc.
8.50%, 7/15/18(6)(7)	1,380	1,424,850

		$19,919,559

Food Service — 0.3%
Aramark Corp.
5.75%, 3/15/20(7)	1,005	$1,032,638
Delhaize Group SA
4.125%, 4/10/19	460	474,251
NPC International, Inc.
10.50%, 1/15/20	3,405	3,920,006

		$5,426,895

Food/Drug Retailers — 0.1%
Pantry, Inc. (The)
8.375%, 8/1/20	1,635	$1,763,756

		$1,763,756

Forest Products — 0.2%
Boise Paper Holdings, LLC
9.00%, 11/1/17	370	$392,200
8.00%, 4/1/20	605	647,350
Domtar Corp.
10.75%, 6/1/17	2,995	3,771,313

		$4,810,863

Health Care — 3.3%
Accellent, Inc.
8.375%, 2/1/17	3,655	$3,801,200
Air Medical Group Holdings, Inc.
9.25%, 11/1/18	1,787	1,938,895
Alere, Inc.
8.625%, 10/1/18	1,310	1,388,600
6.50%, 6/15/20(7)	1,055	1,027,306

Security	Principal Amount* (000’s omitted)	Value
Amsurg Corp.
5.625%, 11/30/20	645	$648,225
Bausch & Lomb, Inc.
9.875%, 11/1/15	1,141	1,178,083
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	4,830	4,914,525
7.125%, 7/15/20	2,785	2,875,512
ConvaTec Healthcare E SA
10.50%, 12/15/18(7)	2,235	2,452,912
DJO Finance, LLC/DJO Finance Corp.
8.75%, 3/15/18	1,045	1,133,825
Emergency Medical Services Corp.
8.125%, 6/1/19	1,255	1,339,713
Fresenius Medical Care US Finance II, Inc.
5.625%, 7/31/19(7)	1,640	1,713,800
5.875%, 1/31/22(7)	1,365	1,443,487
Fresenius US Finance II, Inc.
9.00%, 7/15/15(7)	1,400	1,554,000
HCA Holdings, Inc.
6.25%, 2/15/21	1,710	1,748,475
HCA, Inc.
6.50%, 2/15/20	3,565	3,865,797
7.50%, 2/15/22	2,930	3,252,300
4.75%, 5/1/23	1,125	1,080,000
Hillenbrand, Inc.
5.50%, 7/15/20	1,800	1,906,276
Hologic, Inc.
6.25%, 8/1/20	5,990	6,240,831
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	3,115	3,364,200
Multiplan, Inc.
9.875%, 9/1/18(7)	4,060	4,435,550
Mylan Inc.
3.125%, 1/15/23(7)	1,000	915,459
Physio-Control International, Inc.
9.875%, 1/15/19(7)	1,575	1,740,375
STHI Holding Corp.
8.00%, 3/15/18(7)	1,375	1,491,875
Teleflex, Inc., Sr. Sub. Notes
6.875%, 6/1/19	540	572,400
United Surgical Partners International, Inc.
9.00%, 4/1/20	1,880	2,039,800
VWR Funding, Inc.
7.25%, 9/15/17	1,580	1,643,200
Wyeth, LLC
6.50%, 2/1/34	720	905,727

		$62,612,348

Home Furnishings — 0.2%
Libbey Glass, Inc.
6.875%, 5/15/20	1,413	$1,485,416
Tempur-Pedic International, Inc.
6.875%, 12/15/20(7)	3,125	3,312,500

		$4,797,916

Security	Principal Amount* (000’s omitted)	Value
Homebuilders/Real Estate — 0.1%
BC Mountain, LLC/BC Mountain Finance, Inc.
7.00%, 2/1/21(7)	1,900	$1,942,750
MDC Holdings, Inc.
6.00%, 1/15/43	230	214,551

		$2,157,301

Industrial Equipment — 0.2%
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(2)(7)(10)	85	$67,928
Kennametal, Inc.
3.875%, 2/15/22	970	945,269
Manitowoc Co., Inc. (The)
9.50%, 2/15/18	800	864,000
Silver II Borrower/Silver II US Holdings, LLC
7.75%, 12/15/20(7)	1,415	1,429,150

		$3,306,347

Insurance — 0.7%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(7)	1,295	$1,307,950
Aflac, Inc.
6.45%, 8/15/40	490	578,081
American International Group, Inc.
5.60%, 10/18/16	800	892,089
6.25%, 5/1/36	300	348,881
Genworth Financial, Inc.
7.625%, 9/24/21	990	1,151,725
Hub International, Ltd.
8.125%, 10/15/18(7)	1,530	1,598,850
ING US, Inc.
2.90%, 2/15/18(7)	940	945,407
Onex USI Acquisition Corp.
7.75%, 1/15/21(7)	3,115	3,083,850
PartnerRe Finance B, LLC
5.50%, 6/1/20	800	881,408
Principal Financial Group, Inc.
6.05%, 10/15/36	340	396,271
QBE Insurance Group, Ltd.
9.75%, 3/14/14(7)	1,235	1,298,793
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26	975	1,236,271

		$13,719,576

Internet Software & Services — 0.0%(3)
VeriSign, Inc.
4.625%, 5/1/23(7)	550	$536,250

		$536,250

Leisure Goods/Activities/Movies — 1.4%
AMC Entertainment, Inc.
8.75%, 6/1/19	1,145	$1,230,875
AMC Networks, Inc.
7.75%, 7/15/21	1,100	1,207,250
Bombardier, Inc.
6.125%, 1/15/23(7)	635	633,413

Security	Principal Amount* (000’s omitted)	Value
Cinemark USA, Inc.
7.375%, 6/15/21	685	$746,650
NAI Entertainment Holdings, LLC
8.25%, 12/15/17(7)	846	909,450
National CineMedia, LLC
7.875%, 7/15/21	3,090	3,368,100
6.00%, 4/15/22	3,625	3,738,281
NCL Corp., Ltd.
5.00%, 2/15/18(7)	1,445	1,423,325
Regal Cinemas Corp.
8.625%, 7/15/19	220	235,950
Regal Entertainment Group
9.125%, 8/15/18	508	561,340
5.75%, 2/1/25	745	711,475
Royal Caribbean Cruises
6.875%, 12/1/13	1,400	1,431,500
11.875%, 7/15/15	530	617,450
7.25%, 6/15/16	660	729,300
7.25%, 3/15/18	1,680	1,898,400
Seven Seas Cruises, S. de R.L.
9.125%, 5/15/19	3,285	3,498,525
Viking Cruises, Ltd.
8.50%, 10/15/22(7)	435	478,500
WMG Acquisition Corp.
11.50%, 10/1/18	3,755	4,318,250

		$27,738,034

Lodging and Casinos — 2.5%
Buffalo Thunder Development Authority
9.375%, 12/15/14(7)(11)	4,300	$1,386,750
Caesars Entertainment Operating Co., Inc.
5.625%, 6/1/15	6,875	6,221,875
11.25%, 6/1/17	4,615	4,816,906
8.50%, 2/15/20	6,150	5,815,594
Inn of the Mountain Gods Resort & Casino
8.75%, 11/30/20(7)	654	657,270
MGM Resorts International
5.875%, 2/27/14	2,280	2,342,700
6.625%, 12/15/21	3,290	3,396,925
7.75%, 3/15/22	3,970	4,332,262
Mohegan Tribal Gaming Authority
10.50%, 12/15/16(7)	2,150	2,107,000
11.00%, 9/15/18(7)	1,560	1,478,100
Station Casinos, LLC
7.50%, 3/1/21(7)	2,535	2,573,025
Studio City Finance, Ltd.
8.50%, 12/1/20(7)	4,685	5,036,375
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp.
6.375%, 6/1/21(7)	530	515,425
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(7)	3,565	3,172,850
Waterford Gaming, LLC
8.625%, 9/15/14(2)(7)	3,016	1,491,028
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20	1,945	2,169,453

		$47,513,538

Security	Principal Amount* (000’s omitted)	Value
Mining, Steel, Iron and Nonprecious Metals — 0.5%
ArcelorMittal
6.75%, 2/25/22	4,000	$4,120,000
Eldorado Gold Corp.
6.125%, 12/15/20(7)	3,315	3,215,550
Inmet Mining Corp.
8.75%, 6/1/20(7)	1,010	1,037,775
7.50%, 6/1/21(7)	1,370	1,318,625

		$9,691,950

Nonferrous Metals/Minerals — 1.3%
Barrick International Barbados Corp.
6.35%, 10/15/36(7)	500	$445,848
CONSOL Energy, Inc.
8.00%, 4/1/17	1,785	1,887,637
FMG Resources (August 2006) Pty, Ltd.
7.00%, 11/1/15(7)	7,525	7,637,875
New Gold, Inc.
7.00%, 4/15/20(7)	950	964,250
6.25%, 11/15/22(7)	1,535	1,477,437
Novelis, Inc.
8.375%, 12/15/17	1,565	1,666,725
8.75%, 12/15/20	3,010	3,243,275
Quadra FNX Mining, Ltd.
7.75%, 6/15/19(7)	3,730	3,804,600
Rain CII Carbon, LLC/CII Carbon Corp.
8.00%, 12/1/18(7)	2,055	2,116,650
Teck Resources, Ltd.
4.75%, 1/15/22	900	896,199
Vale, Inc.
5.70%, 10/15/15	500	535,122
6.875%, 11/21/36	500	509,163

		$25,184,781

Oil and Gas — 6.9%
AmeriGas Finance, LLC/AmeriGas Finance Corp.
6.75%, 5/20/20	1,245	$1,294,800
7.00%, 5/20/22	4,620	4,747,050
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 8/20/19	1,570	1,585,700
Anadarko Finance Co.
7.50%, 5/1/31	465	581,702
Anadarko Petroleum Corp.
6.375%, 9/15/17	920	1,058,641
Atlas Energy Holdings Operating Co., LLC
7.75%, 1/15/21(7)	780	748,800
Atlas Pipeline Partners, LP
4.75%, 11/15/21(7)	820	739,025
Atwood Oceanics, Inc.
6.50%, 2/1/20	1,305	1,360,462
Berry Petroleum Co.
6.375%, 9/15/22	3,915	3,919,894
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	1,540	1,573,124

Security	Principal Amount* (000’s omitted)	Value
Bristow Group, Inc.
6.25%, 10/15/22	1,000	$1,028,750
Calfrac Holdings, LP
7.50%, 12/1/20(7)	955	950,225
Cameron International Corp.
7.00%, 7/15/38	700	848,901
Chesapeake Energy Corp.
6.125%, 2/15/21	2,155	2,273,525
5.75%, 3/15/23	4,450	4,516,750
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc.
6.625%, 11/15/19(7)	1,100	1,094,500
Concho Resources, Inc.
7.00%, 1/15/21	1,800	1,944,000
6.50%, 1/15/22	685	727,813
5.50%, 4/1/23	2,550	2,524,500
Continental Resources, Inc.
7.125%, 4/1/21	735	812,175
5.00%, 9/15/22	5,085	5,199,412
4.50%, 4/15/23(7)	2,060	2,005,925
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(7)	2,045	2,014,325
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22(7)	5,000	4,925,000
Denbury Resources, Inc.
8.25%, 2/15/20	1,674	1,816,290
Ensco PLC
4.70%, 3/15/21	450	478,318
EP Energy, LLC/EP Energy Finance, Inc.
6.875%, 5/1/19	4,180	4,493,500
9.375%, 5/1/20	3,055	3,467,425
EP Energy, LLC/Everest Acquisition Finance, Inc.
7.75%, 9/1/22	815	876,125
FMC Technologies, Inc.
3.45%, 10/1/22	720	690,659
Frontier Oil Corp.
6.875%, 11/15/18	610	657,275
FTS International Services, LLC/FTS International Bonds, Inc.
8.125%, 11/15/18(7)	3,244	3,381,870
Harvest Operations Corp.
6.875%, 10/1/17	920	1,028,100
Holly Energy Partners, LP/Holly Energy Finance Corp.
6.50%, 3/1/20	615	622,688
Kinder Morgan Energy Partners, LP
3.50%, 3/1/16	650	685,270
6.95%, 1/15/38	500	593,571
Kodiak Oil & Gas Corp.
8.125%, 12/1/19	8,630	9,406,700
5.50%, 1/15/21(7)	375	366,094
Laredo Petroleum, Inc.
7.375%, 5/1/22	5,880	6,203,400
MEG Energy Corp.
6.375%, 1/30/23(7)	2,210	2,154,750
Oasis Petroleum, Inc.
6.50%, 11/1/21	955	983,650
6.875%, 1/15/23	3,030	3,136,050

Security	Principal Amount* (000’s omitted)	Value
Oil States International, Inc.
6.50%, 6/1/19	2,685	$2,792,400
Pacific Drilling SA
5.375%, 6/1/20(7)	1,115	1,045,313
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	125	131,563
Petrobras International Finance Co.
6.875%, 1/20/40	700	714,248
Precision Drilling Corp.
6.625%, 11/15/20	1,150	1,173,000
6.50%, 12/15/21	2,390	2,431,825
Range Resources Corp.
6.75%, 8/1/20	1,815	1,955,662
Rockies Express Pipeline, LLC
3.90%, 4/15/15(7)	600	597,000
6.85%, 7/15/18(7)	500	477,500
Rosetta Resources, Inc.
9.50%, 4/15/18	1,115	1,209,775
5.625%, 5/1/21	1,715	1,676,412
Rowan Cos., Inc.
7.875%, 8/1/19	1,000	1,203,249
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21(7)	3,640	3,539,900
5.625%, 4/15/23(7)	2,055	1,947,112
SandRidge Energy, Inc.
7.50%, 3/15/21	1,000	960,000
8.125%, 10/15/22	100	99,500
Seadrill, Ltd.
5.625%, 9/15/17(7)	3,595	3,559,050
SESI, LLC
6.375%, 5/1/19	3,365	3,491,187
Seven Generations Energy, Ltd.
8.25%, 5/15/20(7)	1,025	1,025,000
SM Energy Co.
6.50%, 1/1/23	1,745	1,840,975
Southwestern Energy Co.
7.50%, 2/1/18	4,200	4,983,686
Transocean, Inc.
4.95%, 11/15/15	400	429,218
Venoco, Inc.
11.50%, 10/1/17	545	579,063
WPX Energy, Inc.
5.25%, 1/15/17	770	793,100
6.00%, 1/15/22	3,405	3,473,100

		$131,645,572

Publishing — 1.0%
Laureate Education, Inc.
9.25%, 9/1/19(7)	13,605	$14,625,375
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21(7)	3,080	3,164,700
Nielsen Finance, LLC/Nielsen Finance Co.
4.50%, 10/1/20(7)	960	926,400

		$18,716,475

Security	Principal Amount* (000’s omitted)	Value
Radio and Television — 0.8%
Clear Channel Communications, Inc.
9.00%, 12/15/19(7)	226	$220,350
11.25%, 3/1/21(7)	1,525	1,597,437
Clear Channel Worldwide Holdings, Inc., Series A
7.625%, 3/15/20	470	486,450
6.50%, 11/15/22(7)	1,100	1,133,000
Clear Channel Worldwide Holdings, Inc., Series B
6.50%, 11/15/22(7)	2,970	3,073,950
Crown Media Holdings, Inc.
10.50%, 7/15/19	940	1,048,100
LBI Media, Inc.
10.00%, 4/15/19(7)	1,830	1,601,250
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	1,470	1,466,325
Univision Communications, Inc.
5.125%, 5/15/23(7)	4,765	4,526,750

		$15,153,612

Rail Industries — 0.0%(3)
Kansas City Southern Mexico
6.125%, 6/15/21	131	$149,013

		$149,013

Real Estate Investment Trusts (REITs) — 0.2%
CubeSmart LP
4.80%, 7/15/22	480	$498,817
Digital Realty Trust, LP
5.875%, 2/1/20	500	546,100
Goodman Funding PTY, Ltd.
6.375%, 4/15/21(7)	560	630,778
Host Hotels & Resorts LP
4.75%, 3/1/23	500	499,560
Mack-Cali Realty LP
3.15%, 5/15/23	500	447,018
RHP Hotel Properties LP/RHP Finance Corp.
5.00%, 4/15/21(7)	690	672,750
Vornado Realty, LP
5.00%, 1/15/22	500	525,477

		$3,820,500

Retailers (Except Food and Drug) — 3.6%
Academy, Ltd./Academy Finance Corp.
9.25%, 8/1/19(7)	3,000	$3,337,500
Best Buy Co., Inc.
5.50%, 3/15/21	1,050	1,008,000
Burlington Holdings, LLC/Burlington Holding Finance, Inc.
9.00%, 2/15/18(6)(7)	2,240	2,307,200
Claire’s Stores, Inc.
8.875%, 3/15/19	505	532,775
9.00%, 3/15/19(7)	2,950	3,259,750
6.125%, 3/15/20(7)	1,435	1,417,062
7.75%, 6/1/20(7)	1,245	1,210,763
Dollar General Corp.
4.125%, 7/15/17	1,000	1,055,436

Security	Principal Amount* (000’s omitted)	Value
Express, LLC/Express Finance Corp.
8.75%, 3/1/18	10,414	$11,195,050
Gap, Inc. (The)
5.95%, 4/12/21	1,000	1,107,249
Hot Topic, Inc.
9.25%, 6/15/21(7)	3,975	4,044,562
L Brands, Inc.
8.50%, 6/15/19	3,325	3,873,625
6.625%, 4/1/21	6,135	6,694,819
5.625%, 2/15/22	790	805,800
Macy’s Retail Holdings, Inc.
6.90%, 4/1/29	650	761,959
Michaels Stores, Inc.
11.375%, 11/1/16	834	871,538
7.75%, 11/1/18	2,695	2,897,125
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(6)(7)	6,365	6,555,950
Petco Animal Supplies, Inc.
9.25%, 12/1/18(7)	4,475	4,844,187
Petco Holdings, Inc.
8.50%, 10/15/17(6)(7)	2,400	2,460,000
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	4,750	4,845,000
ServiceMaster Co.
8.00%, 2/15/20	1,275	1,278,188
Staples, Inc.
2.75%, 1/12/18	1,000	1,001,012
Total Capital International SA
2.70%, 1/25/23	960	899,479

		$68,264,029

Steel — 0.3%
AK Steel Corp.
8.75%, 12/1/18(7)	910	$961,188
JMC Steel Group, Inc.
8.25%, 3/15/18(7)	1,895	1,861,837
Steel Dynamics, Inc.
6.375%, 8/15/22(7)	500	530,000
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(7)	480	492,000
SunCoke Energy, Inc.
7.625%, 8/1/19	1,365	1,423,013

		$5,268,038

Surface Transport — 0.2%
CEVA Group PLC
11.625%, 10/1/16(7)	1,060	$1,075,900
8.375%, 12/1/17(7)	2,510	2,472,350
Hertz Corp. (The)
7.50%, 10/15/18	25	26,938
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(7)	1,045	1,045,000

		$4,620,188

Security	Principal Amount* (000’s omitted)	Value
Technology — 0.2%
International Game Technology
7.50%, 6/15/19	1,170	$1,355,638
Western Union Co. (The)
6.20%, 11/17/36	500	485,855
Xerox Corp.
7.20%, 4/1/16	1,165	1,320,100

		$3,161,593

Telecommunications — 5.6%
America Movil SAB de CV
5.00%, 10/16/19	600	$652,620
American Tower Corp.
5.05%, 9/1/20	1,705	1,793,662
3.50%, 1/31/23	1,000	916,956
AT&T, Inc.
5.80%, 2/15/19	1,350	1,567,010
Avaya, Inc.
7.00%, 4/1/19(7)	1,130	1,025,475
9.00%, 4/1/19(7)	1,385	1,336,525
10.50%, 3/1/21(7)	4,995	3,808,516
Digicel, Ltd.
8.25%, 9/1/17(7)	5,905	6,170,725
6.00%, 4/15/21(7)	2,310	2,188,725
Equinix, Inc.
7.00%, 7/15/21	1,340	1,458,925
Frontier Communications Corp.
7.625%, 4/15/24	1,540	1,551,550
Hughes Satellite Systems Corp.
6.50%, 6/15/19	3,235	3,445,275
Intelsat Jackson Holdings SA
7.25%, 10/15/20	2,350	2,479,250
Intelsat Luxembourg SA
7.75%, 6/1/21(7)	4,625	4,688,594
8.125%, 6/1/23(7)	3,540	3,668,325
Lynx II Corp.
6.375%, 4/15/23(7)	10,705	10,838,812
MetroPCS Wireless, Inc.
6.25%, 4/1/21(7)	3,970	4,054,363
6.625%, 4/1/23(7)	5,950	6,076,438
News America, Inc.
8.00%, 10/17/16	950	1,142,826
NII International Telecom SCA
7.875%, 8/15/19(7)	2,090	1,990,725
SBA Telecommunications, Inc.
8.25%, 8/15/19	640	696,000
5.75%, 7/15/20(7)	1,985	1,997,406
Softbank Corp.
4.50%, 4/15/20(7)	4,995	4,815,180
Sprint Capital Corp.
8.75%, 3/15/32	1,365	1,508,325
Sprint Nextel Corp.
6.00%, 12/1/16	5,935	6,276,263
9.125%, 3/1/17	1,225	1,414,875

Security	Principal Amount* (000’s omitted)		Value
9.00%, 11/15/18(7)		7,585	$8,893,412
7.00%, 8/15/20		4,810	5,098,600
6.00%, 11/15/22		5,095	5,018,575
Telefonica Emisiones SAU
5.877%, 7/15/19		600	648,958
4.57%, 4/27/23		600	575,164
Wind Acquisition Finance SA
5.456%, 4/30/19(7)(9)	EUR	600	779,037
Wind Acquisition Holdings Finance SA
12.25%, 7/15/17(6)(7)		3,900	3,728,266
Windstream Corp.
8.125%, 9/1/18		2,490	2,664,300
7.75%, 10/1/21		675	702,000
7.50%, 6/1/22		1,870	1,916,750
6.375%, 8/1/23		180	169,200

			$107,757,608

Utilities — 0.8%
AES Corporation
4.875%, 5/15/23		1,020	$953,700
Duquesne Light Holdings, Inc.
5.90%, 12/1/21(7)		850	957,198
Edison Mission Energy
7.50%, 6/15/13(22)		1,355	768,963
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
6.875%, 8/15/17(7)		765	780,300
Energy Transfer Equity, L.P.
7.50%, 10/15/20		800	878,000
Exelon Generation Co., LLC
6.20%, 10/1/17		1,065	1,218,266
ITC Holdings Corp.
5.30%, 7/1/43		750	760,771
NRG Energy, Inc.
8.25%, 9/1/20		3,910	4,232,575
7.875%, 5/15/21		2,015	2,161,087
Southwestern Electric Power Co.
6.20%, 3/15/40		565	641,122
Texas Competitive Electric Holdings Co., LLC
11.50%, 10/1/20(7)		2,010	1,512,525

			$14,864,507

Total Corporate Bonds & Notes (identified cost $950,935,142)			$972,587,595

Foreign Government Securities — 0.1%

Security	Principal Amount (000’s omitted)		Value
Government of Bermuda 5.603%, 7/20/20(7)		$1,000	$1,090,000

Total Foreign Government Securities (identified cost $1,103,481)			$1,090,000

Foreign Corporate Bonds — 0.0%(3)

Security	Principal Amount (000’s omitted)	Value
Electronics/Electrical — 0.0%(3)
Enel Finance International NV, 6.00%, 10/7/39(7)	$600	$556,354

Total Foreign Corporate Bonds (identified cost $554,730)		$556,354

Mortgage Pass-Throughs — 20.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2023(12)	$13,951	$14,806,049
5.50%, with various maturities to 2032(13)	4,868	5,318,907
6.00%, with various maturities to 2031(12)	3,824	4,107,584
6.50%, with various maturities to 2032(12)	26,207	29,384,955
7.00%, with various maturities to 2036	19,200	21,894,965
7.13%, with maturity at 2023	303	347,513
7.50%, with various maturities to 2029	11,713	13,725,670
7.65%, with maturity at 2022	386	429,267
7.70%, with maturity at 2022	5	5,584
8.00%, with various maturities to 2030	7,632	8,898,166
8.25%, with maturity at 2020	176	196,379
8.30%, with maturity at 2020	692	795,972
8.50%, with various maturities to 2031	6,420	7,636,948
9.00%, with various maturities to 2031	1,644	1,876,262
9.50%, with various maturities to 2025	1,363	1,563,414
10.00%, with maturity at 2020	176	198,312
10.50%, with maturity at 2020	172	200,888
12.00%, with maturity at 2020	71	75,155
13.00%, with maturity at 2015	6	6,747

		$111,468,737

Federal National Mortgage Association:
2.404%, with maturity at 2022(14)	1,434	1,470,845
2.779%, with maturity at 2036(14)	3,037	3,125,314
4.50%, with maturity at 2042(12)	19,451	20,611,735
5.00%, with various maturities to 2018	6,344	6,758,158
5.50%, with various maturities to 2033	6,999	7,567,528
6.00%, with various maturities to 2033	12,317	13,542,871
6.323%, with maturity at 2032(14)	8,848	9,749,345
6.50%, with various maturities to 2036(12)	67,582	75,607,517
6.75%, with maturity at 2023	215	248,307
7.00%, with various maturities to 2036	32,377	37,182,508
7.50%, with various maturities to 2035	13,001	15,238,036
8.00%, with various maturities to 2031	4,958	5,845,577
8.155%, with maturity at 2027(18)	1,263	1,500,699
8.25%, with maturity at 2018	12	12,791
8.407%, with maturity at 2029(18)	364	438,640
8.432%, with maturity at 2028(18)	439	506,585
8.50%, with various maturities to 2030	5,789	6,856,355
8.508%, with maturity at 2024(18)	60	71,035

Security	Principal Amount (000’s omitted)	Value
8.614%, with maturity at 2027(18)	$407	$474,348
9.00%, with various maturities to 2027	7,371	8,766,937
9.113%, with maturity at 2018(18)	203	222,460
9.50%, with various maturities to 2030	2,066	2,445,308
9.716%, with maturity at 2025(18)	346	391,885
9.981%, with maturity at 2019(18)	206	228,132
10.00%, with various maturities to 2020	496	567,670
10.50%, with maturity at 2021	462	536,967
11.50%, with maturity at 2016	41	44,024

		$220,011,577

Government National Mortgage Association:
6.00%, with maturity at 2024	1,577	1,790,916
6.50%, with various maturities to 2032	12,530	14,329,657
7.00%, with various maturities to 2033	8,248	9,709,390
7.50%, with various maturities to 2032	17,495	20,724,649
8.00%, with various maturities to 2034	11,148	13,332,221
8.30%, with maturity at 2020	380	440,319
8.50%, with various maturities to 2022	638	750,492
9.00%, with various maturities to 2026	3,144	3,724,257
9.50%, with various maturities to 2026	4,507	5,374,518
10.00%, with maturity at 2019	232	267,220

		$70,443,639

Total Mortgage Pass-Throughs (identified cost $381,308,703)		$401,923,953

Collateralized Mortgage Obligations — 5.5%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$915	$1,019,644
Series 1497, Class K, 7.00%, 4/15/23	893	1,005,007
Series 1529, Class Z, 7.00%, 6/15/23	1,455	1,637,719
Series 1620, Class Z, 6.00%, 11/15/23	1,200	1,333,369
Series 1677, Class Z, 7.50%, 7/15/23	775	889,415
Series 1702, Class PZ, 6.50%, 3/15/24	10,058	11,244,469
Series 2113, Class QG, 6.00%, 1/15/29	1,943	2,150,004
Series 2122, Class K, 6.00%, 2/15/29	356	400,981
Series 2130, Class K, 6.00%, 3/15/29	241	271,671
Series 2167, Class BZ, 7.00%, 6/15/29	250	286,458
Series 2182, Class ZB, 8.00%, 9/15/29	2,145	2,517,576
Series 2198, Class ZA, 8.50%, 11/15/29	2,850	3,341,817
Series 2245, Class A, 8.00%, 8/15/27	6,951	8,182,636
Series 2458, Class ZB, 7.00%, 6/15/32	2,369	2,714,839
Series 4203, (Interest Only), Class QS, 6.058%, 5/15/43(15)(16)	6,977	1,466,474

		$38,462,079

Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	185	202,077
Series G92-44, Class ZQ, 8.00%, 7/25/22	302	328,814
Series G92-46, Class Z, 7.00%, 8/25/22	591	662,194
Series G92-60, Class Z, 7.00%, 10/25/22	935	1,038,534

Security	Principal Amount (000’s omitted)	Value
Series G93-35, Class ZQ, 6.50%, 11/25/23	$11,250	$12,652,031
Series G93-40, Class H, 6.40%, 12/25/23	2,548	2,861,905
Series 1988-14, Class I, 9.20%, 6/25/18	156	173,032
Series 1989-1, Class D, 10.30%, 1/25/19	109	118,705
Series 1989-34, Class Y, 9.85%, 7/25/19	280	321,263
Series 1990-17, Class G, 9.00%, 2/25/20	163	186,887
Series 1990-27, Class Z, 9.00%, 3/25/20	102	118,290
Series 1990-29, Class J, 9.00%, 3/25/20	93	106,959
Series 1990-43, Class Z, 9.50%, 4/25/20	416	480,482
Series 1991-98, Class J, 8.00%, 8/25/21	184	209,711
Series 1992-77, Class ZA, 8.00%, 5/25/22	1,144	1,318,827
Series 1992-103, Class Z, 7.50%, 6/25/22	76	87,041
Series 1992-113, Class Z, 7.50%, 7/25/22	139	158,310
Series 1992-185, Class ZB, 7.00%, 10/25/22	284	319,542
Series 1993-16, Class Z, 7.50%, 2/25/23	754	862,131
Series 1993-22, Class PM, 7.40%, 2/25/23	555	633,024
Series 1993-25, Class J, 7.50%, 3/25/23	870	996,499
Series 1993-30, Class PZ, 7.50%, 3/25/23	1,502	1,702,101
Series 1993-42, Class ZQ, 6.75%, 4/25/23	1,991	2,248,667
Series 1993-56, Class PZ, 7.00%, 5/25/23	314	354,243
Series 1993-156, Class ZB, 7.00%, 9/25/23	364	413,656
Series 1994-45, Class Z, 6.50%, 2/25/24	2,652	2,980,512
Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,593	1,864,177
Series 1996-57, Class Z, 7.00%, 12/25/26	1,567	1,793,149
Series 1997-77, Class Z, 7.00%, 11/18/27	674	770,996
Series 1998-44, Class ZA, 6.50%, 7/20/28	668	759,711
Series 1999-45, Class ZG, 6.50%, 9/25/29	245	277,558
Series 2000-22, Class PN, 6.00%, 7/25/30	2,067	2,298,977
Series 2001-37, Class GA, 8.00%, 7/25/16	231	246,377
Series 2002-1, Class G, 7.00%, 7/25/23	460	518,390
Series 2002-21, Class PE, 6.50%, 4/25/32	1,891	2,103,643
Series 2004-40, (Interest Only), Class KS, 6.857%, 5/25/34(15)(16)	6,254	1,095,578
Series 2005-75, Class CS, 23.428%, 9/25/35(16)	948	1,655,001
Series 2013-15, (Interest Only), Class DS, 6.007%, 3/25/33(15)(16)	24,533	5,251,083
Series 2013-16, (Interest Only), Class SY, 5.957%, 3/25/43(15)(16)	5,374	1,160,463
Series 2013-54, (Interest Only), Class HS, 6.107%, 10/25/41(15)(16)	9,953	1,910,892
Series 2013-64, (Interest Only), Class PS, 6.057%, 4/25/43(15)(16)	9,963	2,092,970
Series 2013-75, (Interest Only), Class SC, 6.058%, 7/25/42(15)(16)	23,000	4,578,438
Series 2012-150, (Interest Only), Class SK, 5.957%, 1/25/43(15)(16)	11,722	2,397,085

		$62,309,925

Government National Mortgage Association:
Series 2002-45, Class PG, 6.00%, 3/17/32	2,330	2,497,131
Series 2005-72, Class E, 12.00%, 11/16/15	65	69,031
Series 2010-89, (Principal Only), Class CO, 0.00%, 7/20/40(17)	822	800,465
Series 2012-50, (Principal Only), Class CO, 0.00%, 8/20/40(17)	1,632	1,377,063

		$4,743,690

Total Collateralized Mortgage Obligations (identified cost $100,465,740)		$105,515,694

Security	Principal Amount (000’s omitted)	Value
Commercial Mortgage-Backed Securities — 8.5%
A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(7)	$2,150	$2,135,682
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(7)	3,000	3,385,059
BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	16,737	16,882,482
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	820	855,038
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(18)	2,000	2,224,178
BSCMS, Series 2002-TOP8, Class C, 5.22%, 8/15/38(18)	2,000	2,026,411
BSCMS, Series 2004-PWR3, Class A4, 4.715%, 2/11/41	1,009	1,020,187
BSCMS, Series 2005-PW10, Class A4, 5.405%, 12/11/40(18)	3,352	3,596,409
BSCMS, Series 2005-PWR7, Class A3, 5.116%, 2/11/41(18)	2,361	2,495,595
BSCMS, Series 2006-PW14, Class A4, 5.201%, 12/11/38	610	675,408
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	1,595	1,765,840
CGCMT, Series 2004-C1, Class A4, 5.615%, 4/15/40(18)	2,184	2,235,064
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	3,113	3,114,900
COMM, Series 2004-LB2A, Class A4, 4.715%, 3/10/39	10,745	10,899,575
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	395	390,601
COMM, Series 2012-CR5, Class A4, 2.771%, 12/10/45	470	435,007
COMM, Series 2012-LC4, Class AM, 4.063%, 12/10/44	750	754,565
COMM, Series 2012-LC4, Class C, 5.824%, 12/10/44(18)	600	632,944
CSFB, Series 2003-C5, Class D, 5.116%, 12/15/36	3,270	3,322,519
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(18)	10,500	10,597,178
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(18)	1,577	1,631,651
CSMC, Series 2006-C3, Class A3, 5.989%, 6/15/38(18)	1,994	2,200,904
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(7)	1,048	1,108,956
DDR, Series 2009-DDR1, Class C, 6.223%, 10/14/22(7)	2,165	2,253,158
ESA, Series 2013-ESH5, Class D5, 3.504%, 12/5/31(7)(18)	500	505,115
ESA, Series 2013-ESH7, Class D7, 4.171%, 12/5/31(7)(18)	4,000	4,000,336
FMBT, Series 2012-FBLU, Class B, 3.875%, 5/5/27(7)	2,600	2,678,914
GECMC, Series 2005-C1, Class A3, 4.578%, 6/10/48	641	651,090
GMACC, Series 2004-C1, Class A4, 4.908%, 3/10/38	1,750	1,786,388
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	750	783,472
GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(18)	3,365	3,463,024
GSMS, Series 2013-KYO, Class B, 1.643%, 11/8/29(7)(18)	2,500	2,502,765
JPMCC, Series 2003-LN1, Class A2, 4.92%, 10/15/37(18)	1,124	1,124,659
JPMCC, Series 2003-PM1A, Class A4, 5.326%, 8/12/40(18)	188	187,977
JPMCC, Series 2004-CBX, Class A5, 4.654%, 1/12/37	368	369,402
JPMCC, Series 2005-LDP3, Class A3, 4.959%, 8/15/42	445	444,177
JPMCC, Series 2005-LDP4, Class A4, 4.918%, 10/15/42(18)	3,000	3,211,958
JPMCC, Series 2005-LDP5, Class AJ, 5.488%, 12/15/44(18)	1,000	1,062,985
JPMCC, Series 2006-CB14, Class A4, 5.481%, 12/12/44(18)	3,620	3,926,165
JPMCC, Series 2006-LDP7, Class A4, 6.056%, 4/15/45(18)	2,990	3,311,476
JPMCC, Series 2006-LDP7, Class AM, 6.056%, 4/15/45(18)	500	550,792
JPMCC, Series 2010-CNTR, Class A2, 4.311%, 8/5/32(7)	3,750	3,943,558
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(7)	2,000	2,119,589
JPMCC, Series 2012-CBX, Class A2, 1.81%, 6/15/45	4,500	4,552,085
JPMCC, Series 2012-CBX, Class AS, 4.271%, 6/15/45	1,000	1,014,855
JPMCC, Series 2013-LC11, Class AS, 3.216%, 4/15/46	1,110	1,034,906
LB-UBS, Series 2006-C1, Class A4, 5.156%, 2/15/31	2,000	2,164,250
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49(18)	5,000	5,480,417
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(18)	2,671	2,688,916
MLMT, Series 2004-BPC1, Class A5, 4.855%, 10/12/41(18)	2,976	3,083,539
MOTEL 6, Series 2012-MTL6, Class D, 3.781%, 10/5/25(7)	2,275	2,205,179
MSC, Series 2003-T11, Class B, 5.424%, 6/13/41(18)	750	750,906
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(18)	1,676	1,721,366
MSC, Series 2006-HQ8, Class A4, 5.597%, 3/12/44(18)	2,226	2,398,378

Security	Principal Amount (000’s omitted)	Value
ORES, Series 2012-LV1, Class A, 4.00%, 9/25/44(7)	$52	$51,564
RBSCF, Series 2010-MB1, Class B, 4.806%, 4/15/24(7)(18)	3,005	3,114,347
RBSCF, Series 2010-MB1, Class C, 4.839%, 4/15/24(7)(18)	500	514,948
WBCMT, Series 2003-C6, Class F, 5.125%, 8/15/35(7)(18)	965	966,056
WBCMT, Series 2004-C11, Class A5, 5.215%, 1/15/41(18)	1,140	1,172,664
WBCMT, Series 2004-C12, Class A4, 5.478%, 7/15/41(18)	250	256,406
WBCMT, Series 2006-C23, Class A4, 5.418%, 1/15/45(18)	2,986	3,217,702
WBCMT, Series 2006-C27, Class A3, 5.765%, 7/15/45(18)	3,466	3,752,056
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	2,750	3,048,889
WBCMT, Series 2006-C28, Class AM, 5.603%, 10/15/48(18)	1,000	1,085,101
WBCMT, Series 2006-C29, Class A4, 5.308%, 11/15/48	3,500	3,880,706
WF-RBS, Series 2013-C13, Class AS, 3.345%, 5/15/45	660	619,190

Total Commercial Mortgage-Backed Securities (identified cost $163,225,990)		$162,037,579

Asset-Backed Securities — 0.5%

Security	Principal Amount (000’s omitted)	Value
Avalon Capital Ltd. 3, Series 1A, Class D, 2.224%, 2/24/19(7)(9)	$589	$542,722
Babson Ltd., Series 2005-1A, Class C1, 2.227%, 4/15/19(7)(9)	753	700,692
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.774%, 3/8/17(7)(9)	985	984,251
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.028%, 7/17/19(7)(9)	500	472,751
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.976%, 4/21/25(7)(9)	3,100	2,926,456
Comstock Funding Ltd., Series 2006-1A, Class D, 4.523%, 5/30/20(7)(9)	1,844	1,665,306
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.022%, 7/17/25(7)(9)	1,075	1,075,000
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.622%, 7/17/25(7)(9)	1,075	1,046,835
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.772%, 7/17/25(7)(9)	1,300	1,226,550

Total Asset-Backed Securities (identified cost $10,620,574)		$10,640,563

U.S. Government Agency Obligations — 1.5%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
4.125%, 12/13/19(12)	$3,975	$4,402,265
5.25%, 12/9/22(12)	9,000	10,722,456
5.375%, 5/15/19(12)	6,585	7,755,760
5.375%, 8/15/24(12)	5,740	6,979,536

Total U.S. Government Agency Obligations (identified cost $28,729,273)		$29,860,017

U.S. Treasury Obligations — 1.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 8.875%, 2/15/19(12)	$25,000	$34,957,025

Total U.S. Treasury Obligations (identified cost $36,058,306)		$34,957,025

Common Stocks — 1.0%

Security	Shares	Value
Automotive — 0.0%(3)
Dayco Products, LLC(10)(19)	25,372	$900,706

		$900,706

Building and Development — 0.3%
Panolam Holdings Co.(2)(19)(20)	3,677	$4,826,761
United Subcontractors, Inc.(2)(10)(19)	1,299	59,371

		$4,886,132

Ecological Services and Equipment — 0.0%(3)
Environmental Systems Products Holdings, Inc.(2)(19)(20)	2,484	$189,430

		$189,430

Food Service — 0.0%(3)
Buffets Restaurants Holdings, Inc.(2)(10)(19)	55,884	$363,246

		$363,246

Home Furnishings — 0.0%(3)
Oreck Corp.(2)(10)(19)	9,399	$0
Sanitec Europe Oy B Units(2)(10)(19)	26,265	199,315
Sanitec Europe Oy E Units(2)(10)(19)	25,787	0

		$199,315

Leisure Goods/Activities/Movies — 0.2%
Metro-Goldwyn-Mayer Holdings, Inc.(10)(19)	72,419	$3,657,159

		$3,657,159

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(2)(10)(19)	46,819	$608,649
Greektown Superholdings, Inc.(19)	828	66,240
Tropicana Entertainment, Inc.(2)(10)(19)	17,051	266,422

		$941,311

Nonferrous Metals/Minerals — 0.0%(3)
Euramax International, Inc.(2)(10)(19)	1,636	$368,123

		$368,123

Publishing — 0.2%
ION Media Networks, Inc.(2)(10)	5,187	$3,287,521
MediaNews Group, Inc.(2)(10)(19)	14,016	294,050
Source Interlink Companies, Inc.(2)(10)(19)	2,862	0

		$3,581,571

Radio and Television — 0.2%
New Young Broadcasting Holding Co., Inc.(2)(10)(19)	583	$3,643,750

		$3,643,750

Total Common Stocks (identified cost $8,861,772)		$18,730,743

Convertible Bonds — 0.0%(3)

Security	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.0%(3)
Mood Media Corp., 10.00%, 10/31/15(2)(20)	$75	$41,550

Total Convertible Bonds (identified cost $0)		$41,550

Preferred Stocks — 0.3%

Security	Shares	Value
Banks and Thrifts — 0.2%
Discover Financial Services, Series B	58,500	$1,475,300
Fifth Third Bancorp	500	476,951
PNC Financial Services Group, Inc. (The)	650	612,479

		$2,564,730

Ecological Services and Equipment — 0.0%(3)
Environmental Systems Products Holdings, Inc., Series A(2)(19)(20)	569	$38,283

		$38,283

Electronics/Electrical — 0.1%
Electricite de France SA	1,000	$979,932

		$979,932

Financial Intermediaries — 0.0%(3)
GMAC Capital Trust I, 8.125% to 2/15/16(8)	20,465	$533,113

		$533,113

Financial Services — 0.0%(3)
Texas Capital Bancshares, Inc.	20,000	$491,030

		$491,030

Oil, Gas & Consumable Fuels — 0.0%(3)
Chesapeake Energy Corp., 4.50%, Convertible	6,331	$566,751

		$566,751

Total Preferred Stocks (identified cost $5,267,513)		$5,173,839

Warrants — 0.0%(3)

Security	Shares	Value
Chemicals and Plastics — 0.0%(3)
Foamex, Series A, Expires 12/31/13(2)(10)(19)	663	$0
Foamex, Series B, Expires 12/31/15(2)(10)(19)	663	0

		$0

Food Products — 0.0%(3)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(19)	1,745	$305,375

		$305,375

Oil and Gas — 0.0%(3)
SemGroup Corp., Expires 11/30/14(19)	16,708	$443,180

		$443,180

Radio and Television — 0.0%(3)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(2)(10)(19)	4	$25,000

		$25,000

Total Warrants (identified cost $7,042)		$773,555

Security	Shares	Value
Miscellaneous — 0.0%(3)
Cable and Satellite Television — 0.0%(3)
Adelphia Recovery Trust(2)(19)	2,786,444	$0
Adelphia, Inc., Escrow Certificate(19)	300,000	2,625
Adelphia, Inc., Escrow Certificate(19)	2,500,000	21,875

		$24,500

Health Care — 0.0%(3)
US Oncology, Inc., Escrow Certificate(19)	1,815,000	$72,600

		$72,600

Oil and Gas — 0.0%(3)
SemGroup Corp., Escrow Certificate(19)	6,135,000	$122,700

		$122,700

Total Miscellaneous (identified cost $2,502,927)		$219,800

Interest Rate Swaptions — 0.2%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.25%	Citibank NA	2/28/17	$52,500	$1,783,005
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.25%	Credit Suisse International	2/28/17	$52,500	$1,783,005

Total Interest Rate Swaptions (identified cost $5,071,500)				$3,566,010

Short-Term Investments — 0.8%

Security	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(21)	$15,171	$15,170,605

Total Short-Term Investments (identified cost $15,170,605)		$15,170,605

Total Investments — 146.1% (identified cost $2,757,901,509)		$2,804,494,710

Less Unfunded Loan Commitments — (0.0)%(3)		$(313,095)

Net Investments — 146.1% (identified cost $2,757,588,414)		$2,804,181,615

Other Assets, Less Liabilities — (32.2)%		$(617,708,926)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (13.9)%		$(266,627,518)

Net Assets Applicable to Common Shares — 100.0%		$1,919,845,171

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

ACRE	-	Americold LLC Trust

BACM	-	Banc of America Commercial Mortgage Trust

BSCMS	-	Bear Stearns Commercial Mortgage Securities Trust

CDCMT	-	CD Commercial Mortgage Trust

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass-Through Certificates

CSFB	-	Credit Suisse First Boston Mortgage Securities Trust

CSMC	-	Credit Suisse Commercial Mortgage Trust

DBUBS	-	DBUBS Mortgage Trust

DDR	-	Developers Diversified Realty Corp.

DIP	-	Debtor In Possession

ESA	-	Extended Stay America Trust

FMBT	-	Fontainebleau Miami Beach Trust

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc. Trust

GSMS	-	Goldman Sachs Mortgage Securities Corp. II

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLCFC	-	ML-CFC Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I Trust

ORES	-	Oaktree Real Estate Investments/Sabal

RBSCF	-	Royal Bank of Scotland Commercial Funding

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Amount is less than 0.05%.

(4)	This Senior Loan will settle after June 30, 2013, at which time the interest rate will be determined.

(5)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2013, the aggregate value of these securities is $450,963,422 or 23.5% of the Fund’s net assets.

(8)	Security converts to floating rate after the indicated fixed-rate coupon period.

(9)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2013.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrued status.

(12)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(13)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(14)	Adjustable rate mortgage security. Rate shown is the rate at June 30, 2013.

(15)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(16)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2013.

(17)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(18)	Weighted average fixed-rate coupon that changes/updates monthly.

(19)	Non-income producing security.

(20)	Restricted security.

(21)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2013 was $6,727.

(22)	Defaulted security.

A summary of open financial instruments at June 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
7/31/13	British Pound Sterling 4,398,079	United States Dollar 6,805,499	HSBC Bank USA	$117,560
7/31/13	Canadian Dollar 997,500	United States Dollar 948,970	Citibank NA	1,154
7/31/13	Euro 4,762,500	United States Dollar 6,208,990	Deutsche Bank	9,172
8/30/13	British Pound Sterling 6,921,909	United States Dollar 10,455,336	Goldman Sachs International	(68,446)
8/30/13	Euro 29,428,843	United States Dollar 38,081,511	Citibank NA	(234,127)
9/30/13	British Pound Sterling 2,497,997	United States Dollar 3,827,306	Citibank NA	30,204
9/30/13	Euro 2,935,000	United States Dollar 3,818,347	HSBC Bank USA	(3,513)

				$(147,996)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	30 U.S. Long Treasury Bond	Short	$(4,218,984)	$(4,075,312)	$143,672
9/13	125 U.S. 2-Year Treasury Note	Short	(27,523,437)	(27,500,000)	23,437
9/13	175 U.S. 5-Year Treasury Note	Short	(21,449,805)	(21,183,203)	266,602
9/13	235 U.S. 10-Year Treasury Note	Short	(30,426,992)	(29,742,187)	684,805

					$1,118,516

At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaptions to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$158,090		$(306,086)
Interest Rate	Financial Futures Contracts	$1,118,516	*	$—
Interest Rate	Interest Rate Swaptions	$3,566,010		$—

*	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of June 30, 2013 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Principal Amount Including Accrued Interest
Bank of America	6/21/13	7/23/2013	0.41%	$106,330,000	$106,341,519

At June 30, 2013, the market value of securities pledged for the benefit of the counterparty for reverse repurchase agreements was $108,153,971.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,772,199,700

Gross unrealized appreciation	$76,960,163
Gross unrealized depreciation	(44,978,248)

Net unrealized appreciation	$31,981,915

Restricted Securities

At June 30, 2013, the Fund owned the following securities (representing 0.3% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value
Convertible Bonds
Mood Media Corp.	7/30/12	75,000	$0	$41,550

Total Convertible Bonds			$0	$41,550

Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$189,430
Panolam Holdings Co.	12/30/09	3,677	2,020,511	4,826,761

Total Common Stocks			$2,020,511	$5,016,191

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958	$38,283

Total Preferred Stocks			$9,958	$38,283

Total Restricted Securities			$2,030,469	$5,096,024

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)		$—	$1,034,815,665	$6,521,068	$1,041,336,733
Corporate Bonds & Notes		—	966,278,709	6,308,886	972,587,595
Foreign Government Securities		—	1,090,000	—	1,090,000
Foreign Corporate Bonds			556,354		556,354
Mortgage Pass-Throughs		—	401,923,953	—	401,923,953
Collateralized Mortgage Obligations		—	105,515,694	—	105,515,694
Commercial Mortgage-Backed Securities		—	162,037,579	—	162,037,579
Asset-Backed Securities		—	10,640,563	—	10,640,563
U.S. Government Agency Obligations		—	29,860,017	—	29,860,017
U.S. Treasury Obligations		—	34,957,025	—	34,957,025
Common Stocks			4,624,105	14,106,638	18,730,743
Convertible Bonds		—	—	41,550	41,550
Preferred Stocks		1,099,864	4,035,692	38,283	5,173,839
Warrants		—	748,555	25,000	773,555
Miscellaneous		—	219,800	0	219,800
Interest Rate Swaptions		—	3,566,010	—	3,566,010
Short-Term Investments		—	15,170,605	—	15,170,605
Total Investments		$1,099,864	$2,776,040,326	$27,041,425	$2,804,181,615
Forward Foreign Currency Exchange Contracts		$—	$158,090	$—	$158,090
Futures Contracts		1,118,516			1,118,516
Total		$2,218,380	$2,776,198,416	$27,041,425	$2,805,458,221

Liability Description
Forward Foreign Currency Exchange Contracts		$—	$(306,086)	$—	$(306,086)
Total	$		$(306,086)	$—	$(306,086)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2013 is not presented.

At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 26, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 26, 2013